UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/15

Dreyfus Index Funds, Inc.

            Dreyfus International Stock Index Fund

            Dreyfus Smallcap Stock Index Fund

            Dreyfus S&P 500 Index Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus International Stock Index Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
35	Statement of Financial Futures
36	Statement of Assets and Liabilities
37	Statement of Operations
38	Statement of Changes in Net Assets
39	Financial Highlights
40	Notes to Financial Statements
56	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus International Stock Index Fund produced a total return of 5.44%.1 This compares with a 6.81% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

Despite persistent global economic weakness, international stock markets advanced moderately in response to aggressive stimulus programs from several major central banks. The difference in returns between the fund and the MSCI EAFE® Index is due to temporary price differences arising from the application of fair-value pricing policies, and transaction costs and operating expenses that are not reflected in the MSCI EAFE® Index’s results.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE® Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.To pursue its goal, the fund is generally fully invested in stocks included in the MSCI EAFE® Index. The fund’s investments are selected to match the benchmark composition along individual name, country, and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the MSCI EAFE® Index does.

The fund employed futures contracts and currency forward contracts during the reporting period in its efforts to replicate the returns of the MSCI EAFE® Index.

Global Financial Markets Buffeted by Volatility

Sluggish economic growth persisted during the reporting period in most of the world’s developed nations outside of the United States. In addition, a steep decline in oil prices in late 2014 stoked deflation fears while generating challenges for global energy producers. Geopolitical conflicts also continued to weigh on investor senti-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ment in some areas, most notably in Russia/Ukraine and the Middle East. In Europe, disagreements between Greece and the European Union over debt relief measures added a degree of uncertainty.

Nonetheless, international stocks mostly advanced over the past six months when investors responded positively to more aggressively accommodative monetary policies from central banks in Europe, Japan, and China, which were intended to stimulate greater economic growth and forestall deflationary pressures. Larger-than-expected quantitative easing programs and lower short-term interest rates sent sovereign bond yields in some regions to historical lows, and global investors instead flocked to higher yielding U.S.Treasury securities.The resulting outflows of capital caused the euro, yen, and most other currencies to depreciate sharply against the U.S. dollar, making foreign manufactured goods less expensive for U.S. consumers and boosting revenues for European and Japanese exporters.

Most Industry Groups Posted Mild Gains

In this environment, some international equity markets achieved robust gains while others suffered losses. On average, however, the MSCI EAFE® Index posted higher returns than broad measures of U.S. stock market performance. The benchmark’s consumer discretionary, financial, and industrial stocks fared especially well, but energy and utilities stocks lagged market averages.

In the consumer discretionary sector, automobile manufacturers and producers of consumer electronics fared particularly well when depreciating local currencies made their goods more attractive to U.S. consumers, who had extra cash to spend as a result of lower fuel costs. In the financials sector, a variety of banks and insurance companies benefited from rallying stock markets, falling interest rates, rising bond issuance volumes, and reforms to some financial markets in Asia. Among industrial companies, investors reacted positively to widespread expectations that recent stimulus measures would help to fund infrastructure construction and industrial development projects in many regions of the world. In other market sectors, Swiss pharmaceutical developers and a variety of consumer staples companies saw greater export activity to the emerging markets.

4

On the other hand, weakness in the energy sector was especially severe among exploration-and-production companies and drilling equipment providers, which saw reduced demand for their services as crude oil prices declined. Earnings in the utilities sector were undermined when power producers followed government mandates to shift their fuel sources from coal and nuclear power to oil and natural gas.

From a country perspective, equity markets were led higher by Japan and Germany, which rank as two of the world’s largest exporters to the United States. Australia trailed most other developed nations, mainly due to its dependence on the materials sector and its exposure to an economic slowdown in China.

Replicating the Performance of the MSCI EAFE® Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that recent stimulus programs appear to be gaining traction in the global economy, oil prices have stabilized, and foreign currencies have regained some of the value previously lost to the U.S. dollar. As always, we intend to continue to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin
countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$3.06
Ending value (after expenses)	$1,054.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$3.01
Ending value (after expenses)	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
Australia—7.0%
AGL Energy	30,304	363,385
ALS	15,390	63,882
Alumina	112,290	136,261
Amcor	54,243	577,233
AMP	131,408	666,370
APA Group	48,299	365,283
Asciano	43,860	227,757
ASX	8,643	287,573
Aurizon Holdings	93,932	359,391
AusNet Services	72,030	83,865
Australia & New Zealand Banking Group	124,603	3,340,622
Bank of Queensland	16,530	169,725
Bendigo & Adelaide Bank	21,277	202,767
BHP Billiton	145,151	3,725,352
Boral	34,041	169,974
Brambles	69,585	594,504
Caltex Australia	12,163	339,422
CIMIC Group	3,781	62,863
Coca-Cola Amatil	25,822	209,298
Cochlear	2,549	168,235
Commonwealth Bank of Australia	73,212	5,131,952
Computershare	20,349	197,689
Crown Resorts	16,028	164,462
CSL	21,536	1,545,919
Dexus Property Group	39,676	230,822
Federation Centres	64,376	149,945
Flight Centre Travel Group	2,140	73,275
Fortescue Metals Group	69,153	118,180
Goodman Group	80,822	398,052
GPT Group	79,452	280,075
Harvey Norman Holdings	21,349	74,170
Healthscope	46,800	104,791
Iluka Resources	20,315	130,212
Incitec Pivot	75,161	236,494
Insurance Australia Group	102,340	468,583

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
James Hardie Industries-CDI	20,721		237,746
Lend Lease Group	24,424		308,266
Macquarie Group	12,835		785,808
Medibank Private	120,463		210,215
Mirvac Group	165,195		261,743
National Australia Bank	106,989		3,103,168
Newcrest Mining	35,601	[a]	407,691
Novion Property Group	87,416		169,892
Orica	16,497		262,599
Origin Energy	49,071		491,657
Platinum Asset Management	9,947		59,257
Qantas Airways	19,563	[a]	52,392
QBE Insurance Group	59,719		645,170
Ramsay Health Care	5,864		288,882
REA Group	2,402		89,517
Rio Tinto	19,862		894,160
Santos	43,776		285,796
Scentre Group	243,386		718,051
Seek	15,531		198,953
Sonic Healthcare	16,149		253,220
Stockland	102,579		359,152
Suncorp Group	57,088		590,592
Sydney Airport	50,012		212,780
Tabcorp Holdings	33,277		127,829
Tatts Group	60,376		192,463
Telstra	194,957		958,685
Toll Holdings	28,622		203,181
TPG Telecom	11,417		80,198
Transurban Group	80,225		628,376
Treasury Wine Estates	32,787		144,015
Wesfarmers	50,933		1,757,523
Westfield	88,537		658,738
Westpac Banking	140,462		4,038,475
Woodside Petroleum	33,794		932,637
Woolworths	57,368		1,332,093
WorleyParsons	8,268	[b]	74,507
			43,433,810

8

Common Stocks (continued)	Shares		Value ($)
Austria—.2%
ANDRITZ	3,077		179,889
Erste Group Bank	11,780		334,684
IMMOFINANZ	48,287	[a]	145,110
OMV	6,042		201,826
Raiffeisen Bank International	4,550		76,341
Vienna Insurance Group	1,670		66,535
Voestalpine	5,210		218,363
			1,222,748
Belgium—1.3%
Ageas	10,183		381,933
Anheuser-Busch InBev	36,323		4,412,900
Belgacom	7,132		266,081
Colruyt	3,021		142,843
Delhaize Group	4,428		356,663
Groupe Bruxelles Lambert	3,568		313,265
Groupe Bruxelles Lambert (STRIP)	236	[a,b]	0
KBC Groep	11,454	[a]	754,605
Solvay	2,744		404,546
Telenet Group Holding	2,488	[a]	148,905
UCB	5,652		407,036
Umicore	4,640		230,790
			7,819,567
China—.0%
Yangzijiang Shipbuilding Holdings	91,000		100,544
Denmark—1.6%
AP Moller—Maersk, Cl. A	172		331,039
AP Moller—Maersk, Cl. B	317		627,640
Carlsberg, Cl. B	4,942		450,887
Coloplast, Cl. B	5,141		419,814
Danske Bank	29,060		823,460
DSV	7,535		261,529
ISS	5,849		197,280
Novo Nordisk, Cl. B	90,659		5,078,288
Novozymes, Cl. B	10,484		483,705
Pandora	5,100		528,388
TDC	38,278		291,272
Tryg	1,050		113,826

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Denmark (continued)
Vestas Wind Systems	9,852		447,457
William Demant Holding	1,152	[a]	94,583
			10,149,168
Finland—.8%
Elisa	6,146		188,224
Fortum	20,465		404,605
Kone, Cl. B	14,048		605,532
Metso	5,095		144,995
Neste Oil	6,289		171,089
Nokia	170,083		1,150,216
Nokian Renkaat	5,391		175,822
Orion, Cl. B	4,426		145,040
Sampo, Cl. A	20,349		987,689
Stora Enso, Cl. R	25,073		264,408
UPM-Kymmene	24,084		436,874
Wartsila	6,890		316,316
			4,990,810
France—9.5%
Accor	9,453		517,291
Aeroports de Paris	1,397		172,126
Air Liquide	15,613		2,044,175
Airbus Group	26,681		1,852,790
Alcatel-Lucent	129,502	[a]	450,333
Alstom	10,083	[a]	316,369
Altice	3,963	[a]	416,140
Arkema	2,875		231,512
Atos	3,641		284,484
AXA	82,302		2,077,669
BNP Paribas	47,921		3,017,171
Bollore	38,356		218,568
Bouygues	7,051		291,723
Bureau Veritas	12,417		291,990
Cap Gemini	6,561		582,649
Carrefour	24,852		857,056
Casino Guichard Perrachon	2,511		222,358

10

Common Stocks (continued)	Shares		Value ($)
France (continued)
Christian Dior	2,510		492,135
Cie de St-Gobain	20,492		933,412
Cie Generale des Etablissements Michelin	8,473		943,811
CNP Assurances	6,982		125,476
Credit Agricole	46,356		719,382
Danone	26,266		1,898,928
Dassault Systemes	5,567		429,239
Edenred	9,672		259,142
Electricite de France	10,350		263,204
Essilor International	9,299		1,129,707
Eurazeo	1,904		136,371
Eutelsat Communications	7,008		244,243
Fonciere des Regions	1,331		126,026
GDF Suez	65,750		1,339,236
Gecina	1,323		181,177
Groupe Eurotunnel	21,449		343,996
Hermes International	1,151		434,398
ICADE	1,719		149,538
Iliad	1,107		260,716
Imerys	1,513		115,273
JCDecaux	2,555		100,720
Kering	3,368		622,179
Klepierre	7,641		370,719
L’Oreal	11,385		2,171,928
Lafarge	8,398		614,650
Lagardere	5,470		175,584
Legrand	11,818		682,771
LVMH Moet Hennessy Louis Vuitton	12,639		2,210,013
Natixis	41,535		343,688
Numericable—SFR	4,262	[a]	236,739
Orange	84,174		1,385,523
Pernod-Ricard	9,658		1,198,828
Peugeot	17,026	[a]	320,643
Publicis Groupe	8,591		718,547
Remy Cointreau	971		72,918

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Renault	8,555		896,970
Rexel	12,502		235,747
Safran	12,926		943,432
Sanofi	53,931		5,484,700
Schneider Electric	23,803		1,775,018
SCOR	7,303		262,764
Societe BIC	1,167		199,489
Societe Generale	32,887		1,640,632
Sodexo	4,353		441,098
Suez Environnement	12,933		263,413
Technip	4,820		328,320
Thales	4,176		253,885
Total	96,672		5,235,658
Unibail-Rodamco	4,456		1,223,881
Valeo	3,472		554,917
Vallourec	4,458		104,826
Veolia Environnement	18,283		387,362
Vinci	21,445		1,315,452
Vivendi	55,129		1,383,020
Wendel	1,271		156,180
Zodiac Aerospace	8,322		305,838
			58,987,866
Germany—8.4%
adidas	9,292		765,556
Allianz	20,657		3,532,278
Axel Springer	1,985		111,324
BASF	41,499		4,163,292
Bayer	37,336		5,439,042
Bayerische Motoren Werke	15,003		1,784,351
Beiersdorf	4,662		407,490
Brenntag	6,639		400,988
Celesio	1,846		54,891
Commerzbank	43,010	[a]	583,467
Continental	5,000		1,181,260
Daimler	43,498		4,205,160
Deutsche Annington Immobilien	15,515		524,954

12

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Deutsche Bank	62,479		2,013,517
Deutsche Boerse	8,664		722,322
Deutsche Lufthansa	11,009	[a]	152,968
Deutsche Post	43,922		1,457,142
Deutsche Telekom	143,651		2,651,807
Deutsche Wohnen-BR	13,290		349,976
E.ON	90,853		1,424,199
Fraport Frankfurt Airport Services Worldwide	1,609		102,196
Fresenius & Co.	17,258		1,030,240
Fresenius Medical Care & Co.	9,607		810,301
GEA Group	8,253		397,923
Hannover Rueck	2,781		284,177
HeidelbergCement	6,485		500,594
Henkel & Co.	5,228		531,789
HUGO BOSS	3,014		372,760
Infineon Technologies	49,313		585,921
K+S	8,159		268,616
Kabel Deutschland Holding	981	[a]	132,130
LANXESS	3,947		211,896
Linde	8,421		1,650,265
MAN	1,628		177,129
Merck	5,920		642,118
METRO	6,767		245,523
Muenchener Rueckversicherungs	7,844		1,539,336
OSRAM Licht	4,089		215,758
ProSiebenSat.1 Media	10,069		518,157
RWE	21,707		542,599
SAP	41,673		3,179,297
Siemens	35,828		3,921,603
Symrise	5,653		345,419
Telefonica Deutschland Holding	28,741	[a]	179,314
ThyssenKrupp	20,785		556,465
TUI	19,796		371,088
United Internet	5,268		237,483
Volkswagen	1,312		334,726
			51,810,807

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong—3.1%
AIA Group	544,400		3,634,017
ASM Pacific Technology	10,800		120,878
Bank of East Asia	56,350		244,695
BOC Hong Kong Holdings	169,500		658,515
Cathay Pacific Airways	52,000		133,929
Cheung Kong Infrastructure Holdings	27,000		229,426
CK Hutchison Holdings	60,000		1,304,035
CLP Holdings	86,788		760,284
First Pacific	120,250		116,625
Galaxy Entertainment Group	107,277		517,122
Hang Lung Properties	99,000		334,625
Hang Seng Bank	34,400		670,826
Henderson Land Development	49,041		394,034
HKT Trust	125,660		168,152
Hong Kong & China Gas	283,127		675,360
Hong Kong Exchanges & Clearing	49,400		1,884,328
Hutchison Whampoa	96,800		1,428,037
Hysan Development	28,000		129,518
Kerry Properties	29,500		120,470
Li & Fung	259,200		264,175
Link REIT	105,000		651,259
MTR	64,500		317,504
New World Development	217,048		288,093
Noble Group	188,963		122,887
NWS Holdings	60,000		102,070
PCCW	167,000		111,325
Power Assets Holdings	62,500		631,387
Shangri-La Asia	41,000		62,351
Sino Land	127,730		225,169
SJM Holdings	78,530		99,539
Sun Hung Kai Properties	76,699		1,276,077
Swire Pacific, Cl. A	27,500		371,692
Swire Properties	56,000		192,687
Techtronic Industries	57,365		203,804
WH Group	152,000	[c]	106,087
Wharf Holdings	66,311		478,841

14

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Wheelock & Co.	43,000		242,442
Yue Yuen Industrial Holdings	32,300		122,806
			19,395,071
Ireland—.3%
Bank of Ireland	1,228,951	[a]	474,086
CRH	37,107		1,040,564
Irish Bank Resolution	35,225	[a,b]	0
Kerry Group, Cl. A	6,927		508,601
Ryanair Holdings	4,000	[a]	46,898
			2,070,149
Israel—.6%
Bank Hapoalim	48,286		241,939
Bank Leumi Le-Israel	60,234	[a]	234,395
Bezeq The Israeli Telecommunication	95,290		180,646
Delek Group	202		56,324
Israel	117		43,138
Israel Chemicals	18,647		130,463
Israel Discount Bank, Cl. A	1	[a]	2
Mizrahi Tefahot Bank	6,222	[a]	69,651
NICE Systems	2,452		147,605
Teva Pharmaceutical Industries	38,970		2,360,679
			3,464,842
Italy—2.3%
Assicurazioni Generali	53,123		1,040,649
Atlantia	18,499		520,744
Banca Monte dei Paschi di Siena	181,114	[a]	111,119
Banco Popolare Societa Cooperativa	16,630	[a]	262,484
CNH Industrial	43,714		384,885
Enel	298,962		1,414,202
Enel Green Power	81,547		158,926
Eni	115,225		2,218,054
EXOR	4,701		217,443
Fiat Chrysler Automobiles	40,560	[a]	603,066
Finmeccanica	18,554	[a]	237,783
Intesa Sanpaolo	574,449		1,923,849
Intesa Sanpaolo-RSP	38,317		116,982

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Luxottica Group	7,761		511,932
Mediobanca	25,082		244,806
Pirelli & C	11,602		199,882
Prysmian	8,493		173,268
Saipem	10,910	[a]	144,538
Snam	93,495		487,146
STMicroelectronics	26,616		212,107
Telecom Italia	464,335	[a]	545,925
Telecom Italia-RSP	270,919		261,386
Tenaris	20,192		310,970
Terna Rete Elettrica Nazionale	68,305		321,485
UniCredit	199,724		1,430,169
Unione di Banche Italiane	37,953		302,032
UnipolSai	36,547		102,535
			14,458,367
Japan—21.6%
ABC-Mart	1,000		56,917
Acom	15,500	[a]	51,557
Advantest	6,400		75,338
Aeon	30,200		374,963
AEON Financial Service	5,360		136,454
AEON Mall	4,480		83,759
Air Water	7,000		124,113
Aisin Seiki	8,500		386,757
Ajinomoto	25,800		571,898
Alfresa Holdings	7,600		113,274
Amada Holdings	14,200		143,593
ANA Holdings	53,000		146,686
Aozora Bank	54,959		205,100
Asahi Glass	46,800		312,692
Asahi Group Holdings	17,800		570,909
Asahi Kasei	55,900		524,715
Asics	7,000		178,507
Astellas Pharma	97,395		1,516,017
Bandai Namco Holdings	7,750		158,867
Bank of Kyoto	14,000		150,645

16

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Bank of Yokohama	50,000	317,900
Benesse Holdings	3,200	100,215
Bridgestone	29,600	1,236,819
Brother Industries	10,800	171,974
CALBEE	3,500	142,173
Canon	51,350	1,832,421
Casio Computer	9,300	188,118
Central Japan Railway	6,400	1,135,484
Chiba Bank	34,000	279,437
Chiyoda	6,000	54,332
Chubu Electric Power	28,500	374,227
Chugai Pharmaceutical	9,928	302,241
Chugoku Bank	6,400	102,734
Chugoku Electric Power	14,000	204,324
Citizen Holdings	12,400	97,066
Colopl	2,100	43,330
Credit Saison	6,200	117,212
Dai Nippon Printing	25,800	266,974
Dai-ichi Life Insurance	47,400	776,269
Daicel	13,400	161,093
Daihatsu Motor	8,000	115,678
Daiichi Sankyo	28,683	499,219
Daikin Industries	10,500	706,870
Daito Trust Construction	3,300	383,336
Daiwa House Industry	27,300	607,758
Daiwa Securities Group	76,000	629,331
Denso	21,700	1,076,565
Dentsu	9,300	431,044
Don Quijote Holdings	2,800	211,347
East Japan Railway	15,200	1,341,982
Eisai	11,100	739,647
Electric Power Development	6,880	231,866
FamilyMart	2,617	112,503
FANUC	8,729	1,909,218
Fast Retailing	2,358	927,105
Fuji Electric	27,000	127,104

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Fuji Heavy Industries	26,200	873,727
FUJIFILM Holdings	20,800	785,695
Fujitsu	85,800	565,387
Fukuoka Financial Group	33,000	189,356
GungHo Online Entertainment	19,400	79,786
Gunma Bank	19,000	134,662
Hachijuni Bank	20,000	155,959
Hakuhodo DY Holdings	11,200	119,685
Hamamatsu Photonics	6,400	187,041
Hankyu Hanshin Holdings	53,000	319,739
Hikari Tsushin	700	46,723
Hino Motors	12,100	157,858
Hirose Electric	1,365	190,630
Hiroshima Bank	25,000	145,873
Hisamitsu Pharmaceutical	2,400	103,434
Hitachi	218,900	1,491,776
Hitachi Chemical	4,000	77,122
Hitachi Construction Machinery	5,000	88,575
Hitachi High-Technologies	2,700	78,083
Hitachi Metals	10,000	156,691
Hokuhoku Financial Group	51,000	121,905
Hokuriku Electric Power	7,700	113,856
Honda Motor	73,759	2,494,008
Hoya	19,400	748,721
Hulic	10,800	115,830
Ibiden	6,300	109,954
Idemitsu Kosan	3,600	69,797
IHI	60,000	275,204
Iida Group Holdings	7,800	105,225
INPEX	38,300	479,619
Isetan Mitsukoshi Holdings	15,020	243,013
Isuzu Motors	26,900	356,412
ITOCHU	72,100	888,195
Itochu Techno-Solutions	1,800	40,980
Iyo Bank	11,000	136,853
J Front Retailing	9,900	164,280

18

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Japan Airlines	5,200		173,415
Japan Display	14,800		61,024
Japan Exchange Group	11,700		336,089
Japan Prime Realty Investment	39		140,071
Japan Real Estate Investment	58		274,175
Japan Retail Fund Investment	113		240,154
Japan Tobacco	49,900		1,745,986
JFE Holdings	21,560		485,729
JGC	9,000		187,604
Joyo Bank	32,462		177,270
JSR	7,700		131,287
JTEKT	9,800		166,936
JX Holdings	103,676		451,479
Kajima	38,800		185,349
Kakaku.com	6,700		103,709
Kamigumi	9,400		93,177
Kaneka	12,000		83,585
Kansai Electric Power	29,499	[a]	296,694
Kansai Paint	10,000		178,453
Kao	23,500		1,121,917
Kawasaki Heavy Industries	65,000		333,739
KDDI	79,263		1,872,937
Keihan Electric Railway	21,000		121,479
Keikyu	20,000		158,708
Keio	25,000		192,696
Keisei Electric Railway	13,000		153,698
Keyence	2,085		1,114,289
Kikkoman	7,000		199,590
Kintetsu Group Holdings	80,354		284,797
Kirin Holdings	36,700		484,897
Kobe Steel	133,000		239,280
Koito Manufacturing	4,000		140,110
Komatsu	41,700		837,501
Konami	4,400		80,935
Konica Minolta	19,000		208,838
Kubota	51,000		791,305

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kuraray	16,700	224,877
Kurita Water Industries	4,800	124,822
Kyocera	14,700	767,346
Kyowa Hakko Kirin	10,705	156,645
Kyushu Electric Power	18,000	191,366
Lawson	3,000	214,748
LIXIL Group	11,924	247,781
M3	8,100	152,689
Mabuchi Motor	2,000	118,484
Makita	5,300	265,477
Marubeni	72,000	446,696
Marui Group	9,500	102,852
Maruichi Steel Tube	2,000	50,757
Mazda Motor	24,800	484,330
McDonald’s Holdings Co. Japan	3,000	65,145
Medipal Holdings	5,800	78,817
MEIJI Holdings	2,821	322,124
Minebea	15,000	230,352
Miraca Holdings	2,700	134,432
Mitsubishi	62,698	1,355,472
Mitsubishi Chemical Holdings	60,580	374,038
Mitsubishi Electric	88,000	1,140,477
Mitsubishi Estate	57,000	1,339,964
Mitsubishi Gas Chemical	16,000	89,387
Mitsubishi Heavy Industries	134,700	748,336
Mitsubishi Logistics	6,000	92,390
Mitsubishi Materials	55,000	198,973
Mitsubishi Motors	28,600	263,449
Mitsubishi Tanabe Pharma	9,200	155,634
Mitsubishi UFJ Financial Group	576,290	4,066,228
Mitsubishi UFJ Lease & Finance	24,300	130,410
Mitsui & Co.	77,600	1,086,590
Mitsui Chemicals	38,000	125,449
Mitsui Fudosan	42,286	1,252,685
Mitsui OSK Lines	52,000	183,231
mixi	1,600	63,149

20

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mizuho Financial Group	1,050,600	2,004,764
MS&AD Insurance Group Holdings	23,157	663,137
Murata Manufacturing	9,000	1,269,840
Nabtesco	5,600	153,986
Nagoya Railroad	42,000	165,904
NEC	114,800	384,757
NEXON	4,600	58,026
NGK Insulators	11,000	246,323
NGK Spark Plug	7,926	220,921
NH Foods	8,000	174,607
NHK Spring	7,000	79,854
Nidec	9,800	730,675
Nikon	16,260	229,988
Nintendo	4,625	780,934
Nippon Building Fund	61	303,058
Nippon Electric Glass	17,085	97,601
Nippon Express	39,000	224,199
Nippon Paint Holdings	6,900	230,985
Nippon Prologis REIT	70	151,346
Nippon Steel & Sumitomo Metal	336,615	877,109
Nippon Telegraph & Telephone	17,100	1,152,515
Nippon Yusen	69,800	219,815
Nissan Motor	113,000	1,170,303
Nisshin Seifun Group	9,438	110,382
Nissin Foods Holdings	2,600	124,205
Nitori Holdings	2,800	214,331
Nitto Denko	6,900	441,497
NOK	4,600	144,958
Nomura Holdings	165,400	1,074,142
Nomura Real Estate Holdings	4,800	97,554
Nomura Research Institute	5,300	208,260
NSK	20,000	313,056
NTT Data	5,500	244,941
NTT DOCOMO	69,400	1,233,250
NTT Urban Development	5,500	57,492
Obayashi	30,000	200,592

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Odakyu Electric Railway	28,000		281,304
Oji Holdings	35,000		155,636
Olympus	10,800	[a]	389,440
Omron	9,000		413,151
Ono Pharmaceutical	3,700		399,199
Oracle Japan	1,400		63,896
Oriental Land	8,800		592,932
ORIX	60,400		923,658
Osaka Gas	83,000		352,151
OTSUKA	2,100		97,000
Otsuka Holdings	17,100		538,852
Panasonic	100,295		1,437,746
Park24	3,800		76,000
Rakuten	35,700		623,138
Recruit Holdings	6,300		212,374
Resona Holdings	98,400		523,479
Ricoh	31,300		325,035
Rinnai	1,500		114,042
Rohm	4,300		297,797
Sankyo	2,200		83,102
Sanrio	2,100		56,430
Santen Pharmaceutical	16,500		218,324
SBI Holdings	7,830		103,998
Secom	9,400		664,537
Sega Sammy Holdings	7,484		104,630
Seibu Holdings	5,900		170,706
Seiko Epson	11,400		198,753
Sekisui Chemical	19,000		254,086
Sekisui House	25,700		399,773
Seven & I Holdings	34,260		1,475,269
Seven Bank	26,000		140,041
Sharp	70,000		151,484
Shikoku Electric Power	6,900		93,590
Shimadzu	12,000		140,306
Shimamura	1,000		99,293
Shimano	3,500		497,887

22

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Shimizu	27,000		194,718
Shin-Etsu Chemical	18,700		1,144,585
Shinsei Bank	67,000		137,142
Shionogi & Co.	13,300		433,540
Shiseido	16,000		288,328
Shizuoka Bank	23,400		257,729
Showa Shell Sekiyu	8,500		82,231
SMC	2,500		752,392
SoftBank	43,500		2,718,465
Sompo Japan Nipponkoa Holdings	14,670		476,907
Sony	52,180	[a]	1,576,011
Sony Financial Holdings	7,000		125,418
Stanley Electric	6,600		148,143
Sumitomo	51,600		609,831
Sumitomo Chemical	69,000		385,433
Sumitomo Dainippon Pharma	6,900		77,559
Sumitomo Electric Industries	34,800		491,623
Sumitomo Heavy Industries	25,000		155,270
Sumitomo Metal Mining	23,000		338,029
Sumitomo Mitsui Financial Group	57,600		2,511,859
Sumitomo Mitsui Trust Holdings	151,640		665,811
Sumitomo Realty & Development	16,000		618,002
Sumitomo Rubber Industries	7,600		139,845
Suntory Beverage & Food	6,000		255,521
Suruga Bank	8,000		176,369
Suzuken	3,212		100,039
Suzuki Motor	16,000		517,039
Sysmex	6,300		348,095
T&D Holdings	26,300		377,148
Taiheiyo Cement	54,000		170,284
Taisei	46,000		266,441
Taisho Pharmaceutical Holdings	1,500		104,977
Taiyo Nippon Sanso	6,000		76,757
Takashimaya	12,000		112,019
Takeda Pharmaceutical	35,800		1,839,211
TDK	5,500		394,837

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Teijin	40,000		135,443
Terumo	13,500		346,529
THK	5,500		138,821
Tobu Railway	46,000		219,032
Toho	5,400		134,191
Toho Gas	18,000		108,891
Tohoku Electric Power	19,700		247,147
Tokio Marine Holdings	31,500		1,284,272
Tokyo Electric Power	64,972	[a]	265,287
Tokyo Electron	7,700		420,627
Tokyo Gas	104,000		597,515
Tokyo Tatemono	17,000		123,568
Tokyu	49,820		331,683
Tokyu Fudosan Holdings	20,900		155,067
TonenGeneral Sekiyu	13,000		124,576
Toppan Printing	26,000		217,987
Toray Industries	67,000		579,902
Toshiba	180,000		719,835
TOTO	12,000		169,713
Toyo Seikan Group Holdings	7,100		112,171
Toyo Suisan Kaisha	4,000		139,539
Toyoda Gosei	2,400		55,572
Toyota Industries	7,300		413,544
Toyota Motor	123,357		8,569,140
Toyota Tsusho	8,900		228,746
Trend Micro	4,900		165,854
Unicharm	16,900		423,912
United Urban Investment	114		181,067
USS	9,800		171,881
West Japan Railway	7,500		415,293
Yahoo! Japan	61,100		250,197
Yakult Honsha	4,100		257,028
Yamada Denki	36,200		148,358
Yamaguchi Financial Group	9,000		112,494
Yamaha	7,200		130,268
Yamaha Motor	11,200		263,020

24

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Yamato Holdings	16,100		359,099
Yamato Kogyo	1,800		42,225
Yamazaki Baking	6,000		106,698
Yaskawa Electric	11,300		155,732
Yokogawa Electric	8,800		102,504
Yokohama Rubber	9,000		96,545
			134,156,762
Luxembourg—.1%
RTL Group	1,680		156,855
SES	13,578		475,046
			631,901
Macau—.1%
MGM China Holdings	40,000		75,619
Sands China	107,813		440,931
Wynn Macau	69,200		140,286
			656,836
Mexico—.0%
Fresnillo	10,059		110,943
Netherlands—2.6%
Aegon	82,964		652,851
Akzo Nobel	11,198		853,458
ASML Holding	15,869		1,703,916
Boskalis Westminster	3,945		205,151
Delta Lloyd	9,259		175,117
Gemalto	3,735		347,038
Heineken	10,218		801,357
Heineken Holding	4,485		312,492
ING Groep	174,600	[a]	2,682,382
Koninklijke Ahold	40,073		773,836
Koninklijke DSM	7,734		439,680
Koninklijke KPN	147,447		546,145
Koninklijke Philips	42,490		1,213,658
Koninklijke Vopak	2,912		152,549
NN Group	6,985		203,114
OCI	3,786	[a]	111,738
QIAGEN	9,940	[a]	238,776

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Netherlands (continued)
Randstad Holding	5,773		342,201
Reed Elsevier	31,006		745,194
TNT Express	19,218		163,317
Unilever	73,652		3,205,789
Wolters Kluwer	13,916		449,319
			16,319,078
New Zealand—.1%
Auckland International Airport	46,910		164,817
Contact Energy	16,082		69,649
Fletcher Building	31,140		197,211
Meridian Energy	52,186		99,975
Mighty River Power	29,098		66,849
Ryman Healthcare	16,781		104,217
Spark New Zealand	78,060		176,768
			879,486
Norway—.6%
DNB	43,300		769,251
Gjensidige Forsikring	9,640		167,680
Norsk Hydro	62,574		295,374
Orkla	36,127		283,055
Seadrill	16,377		208,426
Statoil	50,884		1,077,545
Telenor	33,013		745,294
Yara International	7,988		409,017
			3,955,642
Portugal—.2%
Banco Comercial Portugues, Cl. R	1,375,710	[a]	137,239
Banco Espirito Santo	118,053	[a,b]	13
Energias de Portugal	103,730		415,184
Galp Energia	16,122		220,660
Jeronimo Martins	10,446		152,377
			925,473
Singapore—1.4%
Ascendas Real Estate Investment Trust	93,912		175,031
CapitaCommercial Trust	96,000		122,793
CapitaLand	116,500		324,260

26

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
CapitaMall Trust	117,000		193,126
City Developments	17,000		136,815
ComfortDelGro	92,700		214,907
DBS Group Holdings	78,888		1,253,920
Genting Singapore	289,327		223,503
Global Logistic Properties	136,843		283,203
Golden Agri-Resources	278,440		88,303
Hutchison Port Holdings Trust	265,000		178,523
Jardine Cycle & Carriage	4,422		135,230
Keppel	67,100		440,049
Oversea-Chinese Banking	136,318		1,097,850
Sembcorp Industries	43,254		147,234
Sembcorp Marine	38,000		84,931
Singapore Airlines	22,233		204,938
Singapore Exchange	35,000		224,934
Singapore Press Holdings	69,075		218,499
Singapore Technologies Engineering	68,000		185,714
Singapore Telecommunications	362,651		1,211,795
StarHub	26,918		85,902
Suntec Real Estate Investment Trust	99,000		132,088
United Overseas Bank	58,812		1,085,672
UOL Group	21,111		126,582
Wilmar International	88,000		215,978
			8,791,780
Spain—3.4%
Abertis Infraestructuras	18,198		335,450
ACS Actividades de Construccion y Servicios	7,756		273,621
Aena	2,564	[c]	240,922
Amadeus IT Holding, Cl. A	20,421		932,232
Banco Bilbao Vizcaya Argentaria	286,009		2,879,564
Banco de Sabadell	190,544	[a]	509,523
Banco Popular Espanol	77,519		403,758
Banco Santander	635,967		4,811,693
Bankia	207,019	[a]	288,373
Bankinter	32,065		242,626
CaixaBank	106,403		532,913

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Distribuidora Internacional de Alimentacion	28,026		224,780
Enagas	9,024		278,039
Endesa	13,574		269,405
Ferrovial	19,022		432,441
Gas Natural SDG	16,234		398,476
Grifols	6,799		289,675
Iberdrola	234,036		1,565,280
Inditex	49,502		1,586,455
Mapfre	38,979		144,834
Red Electrica	4,768		400,132
Repsol	46,651		959,396
Telefonica	202,482		3,088,003
Zardoya Otis	6,593		85,081
			21,172,672
Sweden—2.9%
Alfa Laval	13,304		247,844
Assa Abloy, Cl. B	14,811		856,172
Atlas Copco, Cl. A	29,743	[a]	928,326
Atlas Copco, Cl. B	17,944	[a]	499,072
Boliden	11,860		256,411
Electrolux, Ser. B	10,732		319,926
Elekta, Cl. B	17,440		163,288
Ericsson, Cl. B	137,968		1,511,870
Getinge, Cl. B	9,499		230,947
Hennes & Mauritz, Cl. B	43,033		1,709,916
Hexagon, Cl. B	11,240		416,395
Husqvarna, Cl. B	20,372		150,664
ICA Gruppen	3,218		119,318
Industrivarden, Cl. C	7,189		149,794
Investment AB Kinnevik, Cl. B	10,364		357,791
Investor, Cl. B	20,224		824,501
Lundin Petroleum	8,991	[a]	145,154
Millicom International Cellular, SDR	2,952		230,035
Nordea Bank	137,668		1,740,723
Sandvik	49,008		616,517
Securitas, Cl. B	13,206		197,459

28

Common Stocks (continued)	Shares		Value ($)
Sweden (continued)
Skandinaviska Enskilda Banken, Cl. A	67,990		859,037
Skanska, Cl. B	17,185		382,248
SKF, Cl. B	18,299		443,733
Svenska Cellulosa, Cl. B	26,116		659,687
Svenska Handelsbanken, Cl. A	22,705		1,044,448
Swedbank, Cl. A	41,206		957,436
Swedish Match	9,440		289,863
Tele2, Cl. B	14,711		196,421
TeliaSonera	116,315		723,412
Volvo, Cl. B	70,050		961,847
			18,190,255
Switzerland—9.5%
ABB	99,597	[a]	2,181,050
Actelion	4,558	[a]	603,517
Adecco	7,606	[a]	623,592
Aryzta	3,764	[a]	254,712
Baloise Holding	2,128		278,094
Barry Callebaut	84	[a]	102,126
Cie Financiere Richemont	23,647		2,111,038
Coca-Cola HBC-CDI	8,469	[a]	178,719
Credit Suisse Group	69,209	[a]	1,833,700
EMS-Chemie Holding	396		166,549
Geberit	1,653		588,936
Givaudan	422	[a]	794,816
Glencore	503,551	[a]	2,397,896
Holcim	10,164	[a]	821,010
Julius Baer Group	10,308	[a]	543,727
Kuehne + Nagel International	2,440		366,848
Lindt & Spruengli	5		323,179
Lindt & Spruengli-PC	44		241,425
Lonza Group	2,276	[a]	323,246
Nestle	145,462		11,343,080
Novartis	103,769		10,721,320
Pargesa Holding-BR	1,256		91,481
Partners Group Holding	802		250,778
Roche Holding	31,701		9,131,142

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Schindler Holding	876		145,931
Schindler Holding-PC	1,967		334,816
SGS	252		490,383
Sika-BR	100		345,125
Sonova Holding	2,370		328,646
Sulzer	959		107,717
Swatch Group	2,074		182,021
Swatch Group-BR	1,371		615,255
Swiss Life Holding	1,420	[a]	338,155
Swiss Prime Site	2,618	[a]	230,261
Swiss Re	15,983		1,420,771
Swisscom	1,049		625,944
Syngenta	4,220		1,418,607
Transocean	15,112		270,951
UBS Group	165,161	[a]	3,327,598
Zurich Insurance Group	6,771	[a]	2,097,144
			58,551,306
United Kingdom—19.6%
3i Group	45,522		353,041
Aberdeen Asset Management	39,934		290,374
Admiral Group	9,276		221,365
Aggreko	10,853		274,445
Amec Foster Wheller	16,968		238,357
Anglo American	62,300		1,056,613
Antofagasta	18,804		223,730
ArcelorMittal	45,991		488,790
ARM Holdings	63,824		1,084,931
Ashtead Group	23,009		396,423
Associated British Foods	15,815		692,558
AstraZeneca	57,066		3,932,645
Aviva	182,225		1,470,335
Babcock International Group	10,761		166,278
BAE Systems	143,385		1,116,176
Barclays	744,150		2,913,290
BG Group	154,620		2,806,382
BHP Billiton	95,635		2,275,798
BP	823,564		5,942,371

30

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
British American Tobacco	84,187		4,630,437
British Land	43,080		549,174
BT Group	368,496		2,574,741
Bunzl	15,437		434,844
Burberry Group	20,399		544,968
Capita	30,395		531,953
Carnival	8,328		380,316
Centrica	226,815		886,661
Cobham	51,208		233,075
Compass Group	75,749		1,342,812
Croda International	6,426		279,196
Diageo	113,641		3,156,345
Direct Line Insurance Group	68,975		337,438
Dixons Carphone	41,035		266,546
easyJet	7,546		209,966
Experian	44,387		793,577
G4S	69,165		310,302
GKN	75,919		408,123
GlaxoSmithKline	219,491		5,077,853
Hammerson	35,471		363,661
Hargreaves Lansdown	10,793		203,296
HSBC Holdings	866,052		8,590,622
ICAP	23,517		200,426
IMI	12,873		246,812
Imperial Tobacco Group	43,347		2,119,325
Inmarsat	19,204		296,171
InterContinental Hotels Group	10,895		467,694
International Consolidated Airlines Group	37,752	[a]	315,999
Intertek Group	6,956		277,618
Intu Properties	43,243		227,212
Investec	22,814		218,209
ITV	170,697		662,684
J Sainsbury	54,998		228,829
Johnson Matthey	9,326		477,928
Kingfisher	107,998		581,419
Land Securities Group	35,155		672,467
Legal & General Group	270,102		1,074,309

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Lloyds Banking Group	2,581,679		3,063,155
London Stock Exchange Group	14,071		549,362
Marks & Spencer Group	73,189		619,966
Meggitt	35,607		288,914
Melrose Industries	41,946		170,518
Merlin Entertainments	33,913	[c]	226,608
National Grid	170,421		2,291,290
Next	6,980		786,249
Old Mutual	217,694		781,779
Pearson	36,382		735,355
Persimmon	13,614	[a]	354,438
Petrofac	12,065		161,852
Prudential	116,082		2,896,847
Randgold Resources	3,889		296,531
Reckitt Benckiser Group	29,260		2,612,740
Reed Elsevier	50,514		836,513
Rexam	32,409		287,798
Rio Tinto	57,583		2,565,129
Rolls-Royce Holdings	85,699	[a]	1,373,260
Royal Bank of Scotland Group	113,494	[a]	587,424
Royal Dutch Shell, Cl. A	176,553		5,561,070
Royal Dutch Shell, Cl. B	110,307		3,551,400
Royal Mail	27,821		199,416
RSA Insurance Group	44,836		293,290
SABMiller	43,811		2,321,208
Sage Group	46,544		346,459
Schroders	5,191		257,968
Segro	33,856		222,598
Severn Trent	11,139		362,680
Shire	26,697		2,172,007
Sky	45,891		757,403
Smith & Nephew	40,855		698,991
Smiths Group	16,974		297,401
Sports Direct International	11,250	[a]	106,642
SSE	44,954		1,064,824
Standard Chartered	112,074		1,832,834

32

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Standard Life	86,897		622,665
Subsea 7	12,720		141,639
Tate & Lyle	21,771		199,147
Tesco	368,899		1,246,526
Travis Perkins	11,023		350,967
Tullow Oil	38,752		246,188
Unilever	58,079		2,550,053
United Utilities Group	31,479		468,543
Vodafone Group	1,197,738		4,226,894
Weir Group	9,166		263,524
Whitbread	8,082		650,874
William Hill	40,472		223,924
WM Morrison Supermarkets	97,954		280,405
Wolseley	11,919		706,796
WPP	59,748		1,395,198
			121,222,172
Total Common Stocks
(cost $498,105,798)			603,468,055

Preferred Stocks—.6%
Germany
Bayerische Motoren Werke	2,457		225,440
Fuchs Petrolub	2,998		126,848
Henkel & Co.	7,964		930,941
Porsche Automobil Holding	6,890		658,460
Volkswagen	7,368		1,910,060
Total Preferred Stocks
(cost $2,245,402)			3,851,749
	Number of
Rights—.0%	Rights		Value ($)
Spain
Banco Popular Espanol	77,322	[a]	1,476
Banco Santander	635,950	[a]	105,683
Total Rights
(cost $99,859)			107,159

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Short-Term Investments—.1%		Amount	Value ($)

U.S. Treasury Bills;
	0.07%, 9/17/15
	(cost $799,781)	800,000 [d]	799,946

Other Investment—1.3%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $8,188,953)	8,188,953 [e]	8,188,953

Total Investments (cost $509,439,793)		99.2%	616,415,862

Cash and Receivables (Net)		.8%	4,736,059

Net Assets		100.0%	621,151,921

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities
a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board
	of Directors.At April 30, 2015, the value of these securities amounted to $74,520 or .01% of net assets.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be
	resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, these
	securities were valued at $573,617 or .09% of net assets.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Financial	25.5	Energy	5.4
Consumer Discretionary	12.6	Information Technology	4.7
Industrial	12.3	Telecommunication Services	4.7
Health Care	11.0	Utilities	3.5
Consumer Staples	10.8	Short-Term/Money Market Investments	1.4
Materials	7.3		99.2

† Based on net assets.
See notes to financial statements.

34

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015 ($)
Financial Futures Long
ASX SPI 200	13	1,480,640	June 2015	(32,559)
Euro STOXX 50	102	4,086,459	June 2015	(79,419)
FTSE 100	38	4,041,660	June 2015	21,301
TOPIX	20	2,660,804	June 2015	14,115
Gross Unrealized Appreciation				35,416
Gross Unrealized Depreciation				(111,978)

See notes to financial statements.

The Fund 35

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	501,250,840	608,226,909
Affiliated issuers	8,188,953	8,188,953
Cash		440,440
Cash denominated in foreign currencies	1,379,674	1,415,379
Dividends receivable		3,157,783
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		942,716
Receivable for shares of Common Stock subscribed		282,416
		622,654,596
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		297,504
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		618,121
Payable for shares of Common Stock redeemed		514,310
Payable for futures variation margin—Note 4		72,740
		1,502,675
Net Assets ($)		621,151,921
Composition of Net Assets ($):
Paid-in capital		553,042,014
Accumulated undistributed investment income—net		2,838,946
Accumulated net realized gain (loss) on investments		(41,954,399)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($76,562) net unrealized (depreciation) on financial futures]		107,225,360
Net Assets ($)		621,151,921
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		36,604,480
Net Asset Value, offering and redemption price per share ($)		16.97

See notes to financial statements.

36

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $762,048 foreign taxes withheld at source):
Unaffiliated issuers	8,057,462
Affiliated issuers	3,525
Interest	1,515
Total Income	8,062,502
Expenses:
Management fee—Note 3(a)	1,003,330
Shareholder servicing costs—Note 3(b)	716,664
Directors’ fees—Note 3(a,c)	18,288
Loan commitment fees—Note 2	2,472
Interest expense—Note 2	878
Total Expenses	1,741,632
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(18,288)
Net Expenses	1,723,344
Investment Income—Net	6,339,158
Realized and Unrealized Gain (Loss) on Investments—Note 4($):
Net realized gain (loss) on investments and foreign currency transactions	(5,689,608)
Net realized gain (loss) on financial futures	1,765,838
Net realized gain (loss) on forward foreign currency exchange contracts	(872,202)
Net Realized Gain (Loss)	(4,795,972)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	31,550,549
Net unrealized appreciation (depreciation) on financial futures	(469,617)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	602,014
Net Unrealized Appreciation (Depreciation)	31,682,946
Net Realized and Unrealized Gain (Loss) on Investments	26,886,974
Net Increase in Net Assets Resulting from Operations	33,226,132

See notes to financial statements.

The Fund 37

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	6,339,158	15,409,956
Net realized gain (loss) on investments	(4,795,972)	(11,987,182)
Net unrealized appreciation
(depreciation) on investments	31,682,946	(4,797,262)
Net Increase (Decrease) in Net Assets
Resulting from Operations	33,226,132	(1,374,488)
Dividends to Shareholders from ($):
Investment income—net	(14,805,957)	(11,610,746)
Net realized gain on investments	—	(5,883,193)
Total Dividends	(14,805,957)	(17,493,939)
Capital Stock Transactions ($):
Net proceeds from shares sold	138,999,735	201,588,720
Dividends reinvested	13,678,033	16,860,058
Cost of shares redeemed	(117,657,134)	(204,474,021)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	35,020,634	13,974,757
Total Increase (Decrease) in Net Assets	53,440,809	(4,893,670)
Net Assets ($):
Beginning of Period	567,711,112	572,604,782
End of Period	621,151,921	567,711,112
Undistributed investment income—net	2,838,946	11,305,745
Capital Share Transactions (Shares):
Shares sold	8,684,230	11,864,108
Shares issued for dividends reinvested	872,323	1,013,225
Shares redeemed	(7,265,592)	(12,017,895)
Net Increase (Decrease) in Shares Outstanding	2,290,961	859,438

See notes to financial statements.

38

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015					Year Ended October 31,
		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		16.54		17.12	13.96	13.79	14.84	14.05
Investment Operations:
Investment income—net[a]		.18		.47	.35	.37	.38	.31
Net realized and unrealized
gain (loss) on investments		.68		(.49)	3.20	.24	(1.10)	.89
Total from Investment Operations		.86		(.02)	3.55	.61	(.72)	1.20
Distributions:
Dividends from
investment income—net		(.43)		(.37)	(.39)	(.44)	(.33)	(.33)
Dividends from net realized
gain on investments		—		(.19)	—	—	—	(.08)
Total Distributions		(.43)		(.56)	(.39)	(.44)	(.33)	(.41)
Net asset value, end of period		16.97		16.54	17.12	13.96	13.79	14.84
Total Return (%)		5.44	[b]	(.13)	26.01	4.79	(5.03)	8.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets		.61	[c]	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets		.60	[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets		2.21	[c]	2.76	2.25	2.75	2.52	2.25
Portfolio Turnover Rate		3.77	[b]	10.26	23.12	11.11	6.14	10.49
Net Assets, end of period
($ x 1,000)		621,152		567,711	572,605	455,018	491,377	561,428
a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements

40

is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

42

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	99,975	603,368,067	††	13	603,468,055
Equity Securities—
Foreign
Preferred Stocks†	—	3,851,749	††	—	3,851,749
Mutual Funds	8,188,953	—		—	8,188,953
U.S. Treasury	—	799,946		—	799,946
Rights†	—	107,159	††	—	107,159
Other Financial
Instruments:
Financial Futures†††	35,416	—		—	35,416
Forward Foreign
Currency Exchange
Contracts†††	—	942,716		—	942,716
Liabilities ($)
Other Financial
Instruments:
Financial Futures†††	(111,978)	—		—	(111,978)
Forward Foreign
Currency Exchange
Contracts†††	—	(618,121)		—	(618,121)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2014, $560,468,111 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

44

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities— Foreign Common Stock ($)
Balance as of 10/31/2014	15
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4/30/2015	13
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments
still held at 4/30/2015	(2)

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	8,461,549	67,098,999	67,371,595	8,188,953	1.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

46

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $10,248,937 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These long-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $11,615,926 and long-term capital gains $5,878,013.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $159,700 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $18,288.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor deter-

48

mines the amounts to be paid to Service Agents. During the period ended April 30, 2015, the fund was charged $716,664 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $174,238 and Shareholder Services Plan fees $126,428, which are offset against an expense reimbursement currently in effect in the amount of $3,162.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward contracts, during the period ended April 30, 2015, amounted to $42,635,259 and $21,622,067, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is

50

exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at April 30, 2015:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/17/2015	[a]	415,195	314,389	327,664	13,275
6/17/2015	[b]	155,463	117,549	122,689	5,140
6/17/2015	[c]	3,397,310	2,573,515	2,681,095	107,580
British Pound,
Expiring:
6/17/2015	[a]	392,147	582,841	601,740	18,899
6/17/2015	[c]	5,072,074	7,580,605	7,782,979	202,374
6/17/2015	[d]	137,900	206,219	211,604	5,385
6/17/2015	[e]	292,156	440,603	448,307	7,704
Euro,
Expiring:
6/17/2015	[a]	766,000	816,558	860,661	44,103
6/17/2015	[b]	380,033	405,607	426,996	21,389
6/17/2015	[c]	7,362,647	7,834,361	8,272,507	438,146
Japanese Yen,
Expiring:
6/17/2015	[a]	51,696,384	428,923	433,207	4,284
6/17/2015	[c]	690,001,740	5,714,784	5,782,098	67,314
6/17/2015	[f]	52,488,549	433,288	439,845	6,557
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
6/17/2015	[a]	2,406,878	1,843,933	1,899,464	(55,531)
6/17/2015	[c]	148,600	115,177	117,272	(2,095)
6/17/2015	[d]	149,500	117,161	117,983	(822)
British Pound,
Expiring:
6/17/2015	[a]	3,317,522	4,941,317	5,090,660	(149,343)
6/17/2015	[c]	487,800	729,154	748,518	(19,364)
6/17/2015	[d]	281,500	421,085	431,955	(10,870)

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring:
6/17/2015	[a]	4,721,172	5,017,647	5,304,604	(286,957)
6/17/2015	[c]	509,300	551,666	572,238	(20,572)
6/17/2015	[e]	623,900	682,022	701,000	(18,978)
Japanese Yen,
Expiring:
6/17/2015	[a]	427,114,431	3,525,937	3,579,147	(53,210)
6/17/2015	[c]	111,470,000	934,526	934,100	426
6/17/2015	[d]	15,340,000	128,168	128,547	(379)
Swiss Franc,
Expiring
5/5/2015	[c]	70,978	76,219	76,079	140
Gross Unrealized Appreciation					942,716
Gross Unrealized Depreciation					(618,121)

Counterparties:
a Citigroup
b HSBC
c Royal Bank of Canada
d Bank of America
e Goldman Sachs International
f JP Morgan Chase Bank

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Foreign exchange risk[1]	942,716	Foreign exchange risk[1]	(618,121)
Equity risk[2]	35,416	Equity risk[2]	(111,978)
Gross fair value of
derivatives contracts	978,132		(730,099)

Statement of Assets and Liabilities location:
1	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
2	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

52

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Forward
Underlying risk	Futures[3]	Contracts[4]	Total
Equity	1,765,838	—	1,765,838
Foreign exchange	—	(872,202)	(872,202)
Total	1,765,838	(872,202)	893,636

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
	Financial	Forward
Underlying risk	Futures[5]	Contracts[6]	Total
Equity	(469,617)	—	(469,617)
Foreign exchange	—	602,014	602,014
Total	(469,617)	602,014	132,397

Statement of Operations location:
3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	35,416	(111,978)
Forward contracts	942,716	(618,121)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	978,132	(730,099)
Derivatives not subject to
Master Agreements	(35,416)	111,978
Total gross amount of assets
and liabilities subject to
Master Agreements	942,716	(618,121)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Bank of America	5,385	(5,385)	—	—
Citigroup	80,561	(80,561)	—	—
Goldman Sachs
International	7,704	(7,704)	—	—
HSBC	26,529	—	—	26,529
JP Morgan Chase Bank	6,557	—	—	6,557
Royal Bank of Canada	815,980	(42,031)	—	773,949
Total	942,716	(135,681)	—	807,035

54

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	of Liabilities ($)
Bank of America	(12,071)	5,385	—	(6,686)
Citigroup	(545,041)	80,561	—	(464,480)
Goldman Sachs
International	(18,978)	7,704	—	(11,274)
Royal Bank of Canada	(42,031)	42,031	—	—
Total	(618,121)	135,681	—	(482,440)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	7,544,291
Forward contracts	7,642,258

At April 30, 2015, accumulated net unrealized appreciation on investments was $106,976,069, consisting of $144,971,167 gross unrealized appreciation and $37,995,098 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 55

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infra-structures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

56

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for all periods and was below the Performance Universe median for all periods, except for the one- and two-year periods.

Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were at or below the Expense Group and the Expense Universe medians.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

58

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

60

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Smallcap Stock Index Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
27	Statement of Financial Futures
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
41	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Smallcap Stock Index Fund produced a total return of 4.10%.1 In comparison, the Standard & Poor’s SmallCap 600® Index (“S&P 600 Index”), the fund’s benchmark, produced a 4.16% total return for the same period.2,3

Despite high levels of volatility, small-cap stock prices climbed moderately amid continued U.S. economic growth. The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 600 Index.

Financial Markets Buffeted by Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven. Relatively robust economic growth over the final months of 2014 was followed by weak data during the first quarter of 2015 stemming from harsh winter weather, but economic activity appeared to rebound in the spring.

Persistently sluggish growth and deflationary pressures in international markets further increased investor uneasiness. A steep decline in oil prices generated challenges for energy producers and their suppliers, while consumers and certain industries benefited from lower gasoline and energy prices.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. economic activity also was influenced over the reporting period by changes in currency exchange rates.Aggressively accommodative monetary policies adopted by major central banks in Europe, Japan, and China sent sovereign bond yields to historical lows, including negative yields at times in Europe. Global investors instead flocked to higher yielding U.S.Treasury securities, and the resulting influx of capital to domestic investments caused the U.S. dollar to appreciate sharply against the euro, yen, and most other currencies. This development made U.S. manufactured goods more expensive for overseas customers, hampering revenues for U.S. exporters.

Most Industry Groups Posted Mild Gains

Equity markets proved choppy in this environment. During the first four months of the reporting period, broad measures of stock market performance repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period.

Although small-cap stocks typically have only modest exposure to overseas markets and were less vulnerable to adverse changes in currency exchange rates, they nonetheless produced returns that were roughly in line with their large-cap counterparts, on average. Most industry groups represented in the S&P 600 Index posted gains for the reporting period overall, led by the consumer discretionary, health care, and information technology sectors. Conversely, the energy and materials sectors fared relatively poorly.

The consumer discretionary sector was driven higher by casual dining restaurants benefiting from greater disposable income and recent preferences for healthier menus among their customers. In the specialty retailing industry, athletic apparel and footwear sellers benefited from the recent “athleisure” trend in which gym clothes are worn as fashions outside of their traditional venues. In addition, some small-cap broadcasters and for-profit education providers gained value when mergers-and-acquisitions activity intensified.

In the health care sector, a number of small pharmaceutical and medical-device developers received regulatory approvals for new drugs and medical procedures, producers of generic medicines benefited from patent expirations of older branded drugs, and takeover speculation surrounding some small pharmaceutical companies intensified. Among information technology firms, semiconductor manufacturers advanced amid

4

rising sales of smartphones containing their microchips, and service providers saw greater demand from government agencies for outsourced technology services.

Weakness in the energy sector was especially severe among smaller exploration-and-production companies and drilling equipment providers, which saw reduced demand for their services as crude oil prices declined. Likewise, coal producers were hurt by plunging commodity prices. Steel and aluminum producers in the materials sector struggled with an inventory oversupply amid waning demand from the emerging markets. In the financials sector, tighter government regulations constrained the earnings of some consumer finance and debt collection companies.

Replicating the Performance of the S&P 600 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.
¹ Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
² SOURCE: LIPPER INC.—Reflects the reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” and “S&P SmallCap 600®” are registered trademarks of Standard & Poor’s
Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, endorsed, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$2.53
Ending value (after expenses)	$1,041.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.1%	Shares		Value ($)
Automobiles & Components—.9%
Dorman Products	78,281	[a,b]	3,665,899
Drew Industries	57,280		3,246,058
Gentherm	93,435	[b]	4,926,828
Standard Motor Products	53,229		2,012,056
Superior Industries International	30,050		558,930
Winnebago Industries	66,696	[a]	1,381,274
			15,791,045
Banks—9.1%
Astoria Financial	226,837		2,987,443
Bank Mutual	165,021		1,186,501
Bank of the Ozarks	169,230		6,559,355
Banner	61,119		2,763,801
BBCN Bancorp	185,555		2,633,025
BofI Holding	29,392	[b]	2,698,480
Boston Private Financial Holdings	253,456		3,332,946
Brookline Bancorp	143,696		1,547,606
Cardinal Financial	55,292		1,140,674
Central Pacific Financial	70,980		1,625,442
City Holding	37,313		1,715,279
Columbia Banking System	121,171		3,598,779
Community Bank System	105,503		3,687,330
CVB Financial	284,178		4,447,386
Dime Community Bancshares	66,260		1,054,859
F.N.B	415,507		5,513,778
First BanCorp	336,333	[b]	2,021,360
First Commonwealth Financial	283,544		2,557,567
First Financial Bancorp	153,551		2,650,290
First Financial Bankshares	180,929	[a]	5,239,704
First Midwest Bancorp	221,187		3,782,298
Glacier Bancorp	214,617		5,653,012
Hanmi Financial	107,588		2,289,473
Home BancShares	145,070		4,769,902
Independent Bank	55,636		2,321,134
LegacyTexas Financial Group	105,269		2,679,096
MB Financial	162,487		4,895,733

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Banks (continued)
National Penn Bancshares	417,181		4,338,682
NBT Bancorp	91,610		2,212,382
Northwest Bancshares	219,534		2,702,464
OFG Bancorp	117,146		1,650,587
Old National Bancorp	311,789		4,259,038
Oritani Financial	136,475		2,033,478
Pinnacle Financial Partners	96,997		4,621,906
PrivateBancorp	200,198		7,421,340
Provident Financial Services	162,688		2,928,384
S&T Bancorp	91,632		2,464,901
Simmons First National, Cl. A	54,265		2,374,094
Southside Bancshares	59,856		1,635,274
Sterling Bancorp	196,149		2,546,014
Susquehanna Bancshares	459,246		6,172,266
Talmer Bancorp, Cl. A	150,773		2,318,889
Texas Capital Bancshares	113,382	[b]	5,970,696
Tompkins Financial	20,235		1,055,255
TrustCo Bank	184,658		1,231,669
UMB Financial	93,618		4,661,240
United Bankshares	153,943		5,785,178
United Community Banks	135,541		2,522,418
Westamerica Bancorporation	64,820	[a]	2,822,911
Wilshire Bancorp	169,402		1,787,191
Wintrust Financial	123,525		6,020,609
			166,889,119
Capital Goods—9.2%
AAON	125,576		3,010,057
AAR	100,018	[a]	3,024,544
Aceto	66,875		1,296,038
Actuant, Cl. A	159,069		3,789,024
Aegion	91,284	[b]	1,681,451
Aerojet Rocketdyne Holdings	142,255	[b]	2,796,733
AeroVironment	36,172	[b]	926,003
Albany International, Cl. A	81,615	[a]	3,199,308
American Science & Engineering	13,519		505,881
American Woodmark	41,178	[b]	2,087,725

8

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Apogee Enterprises	69,254		3,644,145
Applied Industrial Technologies	94,836		3,961,300
Astec Industries	46,089		1,939,425
AZZ	57,589		2,671,554
Barnes Group	124,422		4,989,322
Briggs & Stratton	147,606		2,885,697
CIRCOR International	47,937		2,619,278
Comfort Systems USA	103,809		2,147,808
Cubic	67,399		3,341,642
Curtiss-Wright	133,586		9,759,793
DXP Enterprises	28,587	[b]	1,287,844
Dycom Industries	84,214	[b]	3,872,160
EMCOR Group	173,425		7,739,958
Encore Wire	54,756		2,464,568
EnerSys	124,098		8,426,254
EnPro Industries	57,508		3,681,087
ESCO Technologies	83,803		3,075,570
Federal Signal	191,280		3,006,922
Franklin Electric	92,574		3,347,476
General Cable	131,907		2,151,403
Gibraltar Industries	67,653	[b]	1,120,334
Griffon	120,012		2,017,402
Hillenbrand	162,403		4,773,024
John Bean Technologies	83,222		3,211,537
Kaman	75,333		3,142,139
Lindsay	37,246		2,949,511
Lydall	49,238	[b]	1,321,548
Moog, Cl. A	111,304	[b]	7,777,924
Mueller Industries	138,050		4,837,272
National Presto Industries	9,225		577,301
Orion Marine Group	50,589	[b]	425,959
PGT	82,599	[b]	935,021
Powell Industries	17,611		584,509
Quanex Building Products	109,758		2,118,329
Simpson Manufacturing	123,380		4,044,396
Standex International	30,246		2,445,994

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
TASER International	135,743	[b]	4,098,081
Tennant	46,071		2,961,905
Titan International	125,092		1,299,706
Toro	149,274		10,007,329
Universal Forest Products	60,167		3,328,438
Veritiv	18,766		745,761
Vicor	30,461	[b]	464,530
Watts Water Technologies, Cl. A	73,570		4,013,244
			168,531,164
Commercial & Professional Services—4.3%
ABM Industries	122,066		3,912,215
Brady, Cl. A	120,903		3,219,647
CDI	36,364		496,005
Engility Holdings	48,451		1,350,329
Exponent	34,028		3,015,221
G&K Services, Cl. A	52,956		3,738,694
Healthcare Services Group	171,876		5,202,687
Heidrick & Struggles International	36,877		887,261
Insperity	57,339		2,761,446
Interface	160,555		3,488,860
Kelly Services, Cl. A	84,461		1,386,850
Korn/Ferry International	143,007		4,509,011
Matthews International, Cl. A	72,253		3,506,438
Mobile Mini	112,661		4,341,955
Navigant Consulting	146,509	[b]	2,118,520
On Assignment	130,851	[b]	4,403,136
Resources Connection	104,396		1,645,281
Tetra Tech	156,083		4,231,410
The Brink’s Company	147,480		3,903,796
TrueBlue	131,143	[b]	3,774,296
UniFirst	43,497		4,925,165
United Stationers	107,777		4,376,824
US Ecology	48,051		2,254,072
Viad	49,706		1,320,688
WageWorks	80,710	[b]	4,067,784
			78,837,591

10

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel—4.3%
Arctic Cat	41,737		1,481,246
Callaway Golf	166,721		1,613,859
Crocs	197,221	[a,b]	2,603,317
Ethan Allen Interiors	78,233		1,894,803
G-III Apparel Group	48,738	[b]	5,418,691
Helen of Troy	67,487	[b]	5,912,536
Iconix Brand Group	133,749	[b]	3,518,936
iRobot	71,546	[a,b]	2,319,521
La-Z-Boy	143,825		3,769,653
M/I Homes	58,256	[b]	1,314,255
Meritage Homes	89,988	[b]	3,848,787
Movado Group	55,420		1,622,698
Oxford Industries	38,198		3,034,831
Perry Ellis International	39,632	[b]	947,997
Quiksilver	318,458	[b]	528,640
Ryland Group	122,574		5,052,500
Skechers USA, Cl. A	108,515	[b]	9,757,669
Standard Pacific	379,595	[b]	3,074,720
Steven Madden	162,307	[b]	6,333,219
Sturm Ruger & Co.	49,988	[a]	2,739,842
Unifi	37,348	[b]	1,318,011
Universal Electronics	45,404	[b]	2,449,092
Wolverine World Wide	284,596		8,745,635
			79,300,458
Consumer Services—4.2%
American Public Education	54,730	[b]	1,526,420
Biglari Holdings	3,056	[b]	1,116,999
BJ’s Restaurants	46,450	[b]	2,173,860
Bob Evans Farms	57,056		2,454,549
Boyd Gaming	188,740	[b]	2,491,368
Capella Education	29,091		1,571,787
Career Education	123,606	[b]	519,145
Cracker Barrel Old Country Store	59,614		7,897,663
DineEquity	41,448		3,996,831
Interval Leisure Group	110,766		2,745,889
Jack in the Box	105,558		9,159,268

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services (continued)
Marcus	68,456		1,325,993
Marriott Vacations Worldwide	79,491		6,534,955
Monarch Casino & Resort	38,400	[b]	702,720
Papa John’s International	72,765		4,465,588
Pinnacle Entertainment	158,438	[b]	5,824,181
Popeyes Louisiana Kitchen	60,264	[b]	3,355,500
Red Robin Gourmet Burgers	34,034	[b]	2,555,613
Regis	107,799	[b]	1,780,839
Ruby Tuesday	150,203	[b]	1,093,478
Ruth’s Hospitality Group	110,912		1,613,770
Scientific Games, Cl. A	123,192	[a,b]	1,560,843
Sonic	149,562		4,284,951
Strayer Education	29,270	[b]	1,484,574
Texas Roadhouse	163,233		5,484,629
			77,721,413
Diversified Financials—3.5%
Calamos Asset Management, Cl. A	67,277		832,216
Cash America International	80,202	[a]	2,078,836
Encore Capital Group	50,836	[b]	2,055,808
Enova International	73,384		1,358,338
Evercore Partners, Cl. A	100,866		4,865,776
EZCORP, Cl. A	102,152	[b]	939,798
Financial Engines	137,292	[a]	5,789,604
First Cash Financial Services	78,462	[b]	3,792,853
FXCM, Cl. A	75,989	[a]	152,738
Green Dot, Cl. A	102,654	[b]	1,652,729
Greenhill & Co.	72,499		2,867,335
HFF, Cl. A	96,273		3,772,939
Interactive Brokers Group, Cl. A	137,324		4,662,150
Investment Technology Group	109,814		3,128,601
MarketAxess Holdings	104,432		8,965,487
Piper Jaffray	49,556	[b]	2,500,100
PRA Group	135,595	[b]	7,427,216
Virtus Investment Partners	19,193		2,564,569

12

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Walker & Dunlop	73,408	[b]	1,405,029
World Acceptance	28,514	[b]	2,412,855
			63,224,977
Energy—4.0%
Approach Resources	87,128	[a,b]	764,113
Arch Coal	627,276	[b]	611,092
Basic Energy Services	90,847	[b]	925,731
Bill Barrett	130,406	[b]	1,512,710
Bonanza Creek Energy	97,720	[b]	2,693,163
Bristow Group	96,580		6,000,515
CARBO Ceramics	50,844	[a]	2,248,830
Carrizo Oil & Gas	126,000	[b]	7,021,980
Cloud Peak Energy	134,641	[b]	873,820
Comstock Resources	131,714		707,304
Contango Oil & Gas	41,176	[b]	1,032,282
Era Group	61,168	[b]	1,356,706
Exterran Holdings	168,049		6,229,576
Geospace Technologies	29,863	[b]	645,041
Green Plains	92,148		2,869,489
Gulf Island Fabrication	35,016		461,861
GulfMark Offshore, Cl. A	65,197	[a]	978,607
Hornbeck Offshore Services	80,923	[b]	1,849,091
ION Geophysical	416,928	[b]	950,596
Matrix Service	76,699	[b]	1,685,077
Newpark Resources	252,175	[b]	2,587,316
Northern Oil and Gas	145,444	[a,b]	1,285,725
Paragon Offshore	224,514	[a]	406,370
PDC Energy	105,775	[b]	6,001,674
Penn Virginia	172,256	[b]	1,150,670
PetroQuest Energy	198,189	[b]	531,147
Pioneer Energy Services	185,345	[b]	1,380,820
Rex Energy	115,897	[a,b]	579,485
SEACOR Holdings	48,342	[b]	3,512,530
Stone Energy	148,304	[b]	2,531,549

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Swift Energy	219,594	[a,b]	663,174
Synergy Resources	205,374	[b]	2,460,381
Tesco	108,185		1,391,259
TETRA Technologies	167,471	[b]	1,209,141
US Silica Holdings	140,805	[a]	5,259,067
			72,367,892
Food & Staples Retailing—.8%
Andersons	74,346		3,173,831
Casey’s General Stores	97,296		7,995,785
SpartanNash	88,633		2,674,058
			13,843,674
Food, Beverage & Tobacco—1.8%
B&G Foods	136,732		4,156,653
Cal-Maine Foods	92,438	[a]	4,132,903
Calavo Growers	30,948		1,567,516
Darling Ingredients	403,343	[b]	5,509,665
Diamond Foods	53,784	[b]	1,508,103
J&J Snack Foods	37,416		3,903,611
Sanderson Farms	58,494	[a]	4,394,069
Seneca Foods, Cl. A	22,294	[b]	642,513
Snyder’s-Lance	144,276		4,260,470
Universal	60,636		2,851,711
			32,927,214
Health Care Equipment & Services—8.8%
Abaxis	56,193		3,596,352
ABIOMED	91,539	[b]	5,787,096
Air Methods	89,599	[b]	4,094,674
Almost Family	13,758	[b]	595,446
Amedisys	78,623	[b]	2,186,506
AMN Healthcare Services	124,131	[b]	2,831,428
AmSurg	120,690	[b]	7,569,677
Analogic	38,499		3,253,166
AngioDynamics	67,007	[b]	1,118,347
Anika Therapeutics	48,227	[b]	1,645,505
Bio-Reference Laboratories	55,869	[b]	1,850,381
Cantel Medical	84,349		3,777,992

14

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Chemed	47,029		5,420,092
Computer Programs & Systems	30,162	[a]	1,578,377
CONMED	78,023		3,919,095
CorVel	31,789	[b]	1,136,139
Cross Country Healthcare	58,622	[b]	650,704
CryoLife	75,803		773,191
Cyberonics	64,431	[b]	3,924,492
Cynosure, Cl. A	36,982	[b]	1,235,938
Ensign Group	53,793		2,265,223
ExamWorks Group	88,509	[b]	3,624,444
Greatbatch	75,000	[b]	4,044,000
Haemonetics	133,757	[b]	5,421,171
Hanger	82,302	[b]	1,838,627
HealthStream	47,212	[b]	1,366,315
Healthways	83,531	[b]	1,453,439
ICU Medical	37,464	[b]	3,160,838
Integra LifeSciences Holdings	57,083	[b]	3,355,338
Invacare	78,435		1,574,190
IPC Healthcare	41,222	[b]	2,016,580
Kindred Healthcare	203,131		4,661,856
Landauer	29,920		965,219
LHC Group	45,193	[b]	1,448,888
Magellan Health	78,629	[b]	4,977,216
Masimo	119,402	[b]	4,031,012
MedAssets	162,212	[b]	3,283,171
Medidata Solutions	130,480	[b]	6,971,546
Meridian Bioscience	120,398		2,133,453
Merit Medical Systems	94,434	[b]	1,832,964
Molina Healthcare	86,573	[b]	5,127,719
Natus Medical	94,607	[b]	3,567,630
Neogen	88,482	[b]	3,940,988
NuVasive	116,837	[b]	5,226,119
Omnicell	100,677	[b]	3,577,054
PharMerica	82,941	[b]	2,377,089
Providence Service	29,736	[b]	1,264,375
Quality Systems	140,252		2,187,230

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Select Medical Holdings	251,243		3,655,586
SurModics	53,791	[b]	1,356,609
Vascular Solutions	40,565	[b]	1,300,514
West Pharmaceutical Services	194,742		10,375,854
			161,326,855
Household & Personal Products—.4%
Central Garden & Pet, Cl. A	103,199	[b]	1,011,350
Inter Parfums	50,373		1,520,257
Medifast	42,236	[b]	1,267,080
WD-40	39,322		3,183,509
			6,982,196
Insurance—2.5%
American Equity Investment Life Holding	202,531		5,458,210
AMERISAFE	41,460		1,873,577
eHealth	42,233	[b]	517,777
Employers Holdings	97,538		2,380,903
HCI Group	21,692		945,337
Horace Mann Educators	93,406		3,173,002
Infinity Property & Casualty	27,988		2,075,310
Meadowbrook Insurance Group	69,905		596,989
Montpelier Re Holdings	100,910		3,845,680
Navigators Group	32,336	[b]	2,523,825
ProAssurance	142,101		6,387,440
RLI	85,473		4,244,589
Safety Insurance Group	28,939		1,682,803
Selective Insurance Group	152,070		4,096,766
Stewart Information Services	60,370		2,203,505
United Fire Group	60,477		1,806,448
United Insurance Holdings	41,653		692,689
Universal Insurance Holdings	81,508		1,957,822
			46,462,672
Materials—5.3%
A. Schulman	78,696		3,340,645
A.M. Castle & Co.	70,015	[a,b]	274,459
AK Steel Holding	438,033	[a,b]	2,225,208

16

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
American Vanguard	33,562		366,161
Balchem	76,835		4,027,691
Boise Cascade	96,961	[b]	3,364,547
Calgon Carbon	164,715		3,655,026
Century Aluminum	144,418	[b]	1,861,548
Clearwater Paper	58,781	[b]	3,760,221
Deltic Timber	21,708		1,389,312
Flotek Industries	113,406	[b]	1,620,572
FutureFuel	70,573		767,129
Glatfelter	103,789		2,573,967
Globe Specialty Metals	198,447		3,953,064
H.B. Fuller	120,461		5,031,656
Hawkins	9,943		392,251
Haynes International	24,753		1,100,766
Headwaters	198,039	[b]	3,481,526
Innophos Holdings	58,772		3,105,512
Intrepid Potash	156,952	[b]	1,966,609
Kaiser Aluminum	52,833		4,246,188
KapStone Paper and Packaging	204,871		5,726,144
Koppers Holdings	43,275		972,822
Kraton Performance Polymers	74,046	[b]	1,668,997
LSB Industries	40,348	[b]	1,711,159
Materion	63,036		2,520,810
Myers Industries	58,642		948,241
Neenah Paper	49,555		2,996,591
Olympic Steel	40,857		447,384
OM Group	82,017		2,463,791
Quaker Chemical	37,269		3,101,526
Rayonier Advanced Materials	110,665		1,849,212
RTI International Metals	75,424	[a,b]	2,839,714
Schweitzer-Mauduit International	78,601		3,474,950
Stepan	53,146		2,706,726
Stillwater Mining	346,195	[b]	4,649,399
SunCoke Energy	177,976		3,119,919
Tredegar	46,188		945,468

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Wausau Paper	154,403		1,439,036
Zep	56,036		1,113,996
			97,199,943
Media—.4%
E.W. Scripps, Cl. A	153,775		3,581,420
Harte-Hanks	143,675		975,553
Journal Media Group	1		5
Scholastic	59,370		2,412,797
Sizmek	73,893	[b]	514,295
			7,484,070
Pharmaceuticals, Biotech & Life Sciences—3.4%
Acorda Therapeutics	111,092	[b]	3,340,536
Affymetrix	230,414	[b]	2,794,922
Albany Molecular Research	48,747	[b]	880,371
ANI Pharmaceuticals	21,086	[b]	1,285,824
Cambrex	84,286	[b]	3,244,168
DepoMed	152,769	[b]	3,553,407
Emergent BioSolutions	97,543	[b]	2,896,052
Impax Laboratories	174,815	[b]	7,912,127
Lannett Company	72,845	[b]	4,188,588
Ligand Pharmaceuticals	55,008	[b]	4,270,821
Luminex	102,315	[b]	1,587,929
Medicines	152,029	[b]	3,893,463
Momenta Pharmaceuticals	121,863	[b]	2,126,509
PAREXEL International	152,604	[b]	9,701,799
Prestige Brands Holdings	144,006	[b]	5,652,236
Repligen	78,465	[b]	2,315,502
Sagent Pharmaceuticals	56,082	[b]	1,307,271
Spectrum Pharmaceuticals	114,974	[a,b]	649,603
			61,601,128
Real Estate—8.2%
Acadia Realty Trust	160,289	[c]	4,952,930
Agree Realty	45,236	[c]	1,392,364
American Assets Trust	100,319	[c]	3,992,696
Associated Estates Realty	163,190	[c]	4,650,915
Capstead Mortgage	289,004	[c]	3,366,897

18

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
CareTrust	64,402		804,381
Cedar Realty Trust	228,442	[c]	1,596,810
Chesapeake Lodging Trust	155,387	[c]	4,933,537
CoreSite Realty	48,998	[c]	2,355,824
Cousins Properties	520,551	[c]	5,070,167
DiamondRock Hospitality	556,409	[c]	7,544,906
EastGroup Properties	93,326	[c]	5,338,247
Education Realty Trust	108,378	[c]	3,643,668
EPR Properties	153,927	[c]	8,876,970
Forestar Group	74,024	[b,c]	1,092,594
Franklin Street Properties	193,396	[c]	2,284,007
GEO Group	204,421		7,972,419
Getty Realty	76,028	[c]	1,320,606
Government Properties Income Trust	199,496	[c]	4,157,497
Healthcare Realty Trust	241,163	[c]	6,173,773
Inland Real Estate	255,035	[c]	2,624,310
Kite Realty Group Trust	199,085	[c]	5,216,027
Lexington Realty Trust	548,754	[c]	5,086,950
LTC Properties	103,596	[c]	4,502,282
Medical Properties Trust	505,964	[c]	7,073,377
Parkway Properties	191,549	[c]	3,116,502
Pennsylvania Real Estate Investment Trust	169,457	[c]	3,831,423
Post Properties	153,137	[c]	8,754,842
PS Business Parks	57,792	[c]	4,412,419
Retail Opportunity Investments	224,765	[c]	3,771,557
Sabra Health Care	136,841	[c]	4,088,809
Saul Centers	31,599	[c]	1,590,062
Sovran Self Storage	92,292	[c]	8,060,783
Summit Hotel Properties	222,346	[c]	2,928,297
Universal Health Realty Income Trust	30,109	[c]	1,495,213
Urstadt Biddle Properties, Cl. A	68,697	[c]	1,425,463
			149,499,524
Retailing—5.1%
Aeropostale	175,594	[b]	542,585
Barnes & Noble	109,406	[b]	2,395,991
Big 5 Sporting Goods	52,516		716,318

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Blue Nile	37,348	[b]	1,016,239
Brown Shoe Co.	114,211		3,392,067
Buckle	76,831		3,442,029
Cato, Cl. A	78,711		3,096,491
Christopher & Banks	108,265	[b]	643,094
Finish Line, Cl. A	124,121	[a]	3,044,688
Francesca’s Holdings	117,440	[b]	1,988,259
Fred’s, Cl. A	69,268		1,168,551
FTD Companies	44,529	[b]	1,270,858
Genesco	59,617	[b]	4,029,513
Group 1 Automotive	55,162		4,356,695
Haverty Furniture	78,802		1,691,091
Hibbett Sports	68,196	[b]	3,191,573
Kirkland’s	50,437	[b]	1,197,374
Lithia Motors, Cl. A	63,736		6,356,391
Lumber Liquidators Holdings	66,072	[a,b]	1,816,319
MarineMax	67,158	[b]	1,482,849
Men’s Wearhouse	116,853		6,612,711
Monro Muffler Brake	73,454		4,399,160
NutriSystem	81,506		1,552,689
Outerwall	57,115		3,794,149
PEP Boys-Manny Moe & Jack	103,277	[b]	946,017
PetMed Express	59,167		936,614
Pool	121,341		7,873,817
Select Comfort	147,547	[b]	4,547,399
Sonic Automotive, Cl. A	82,850		1,934,548
Stage Stores	67,430		1,302,073
Stein Mart	53,935		638,051
The Children’s Place	65,081		3,947,813
Tuesday Morning	98,094	[b]	1,551,847
Vitamin Shoppe	76,066	[b]	3,185,644
VOXX International	67,218	[b]	640,588
Zumiez	51,508	[b]	1,633,319
			92,335,414

20

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment—3.6%
Advanced Energy Industries	108,587	[b]	2,656,038
Brooks Automation	188,147		2,024,462
Cabot Microelectronics	57,304	[b]	2,710,479
CEVA	53,662	[b]	1,110,803
Cirrus Logic	164,054	[b]	5,541,744
Cohu	76,097		796,736
Diodes	115,568	[b]	3,087,977
DSP Group	61,946	[b]	704,945
Exar	105,222	[b]	1,038,541
Kopin	154,486	[b]	512,894
Kulicke & Soffa Industries	211,891	[b]	3,201,673
Micrel	79,599		1,082,546
Microsemi	250,325	[b]	8,350,842
MKS Instruments	141,855		4,937,973
Monolithic Power Systems	96,878		5,021,187
Nanometrics	42,212	[b]	652,598
Pericom Semiconductor	88,145		1,103,575
Power Integrations	86,291		4,270,542
Rudolph Technologies	62,881	[b]	806,763
Synaptics	91,067	[b]	7,715,196
Tessera Technologies	123,195		4,448,571
Ultratech	56,921	[b]	1,136,143
Veeco Instruments	94,105	[b]	2,777,039
			65,689,267
Software & Services—6.9%
Blackbaud	133,442		6,742,824
Blucora	114,102	[b]	1,559,774
Bottomline Technologies	96,217	[b]	2,574,767
CACI International, Cl. A	66,923	[b]	5,905,286
Cardtronics	124,074	[b]	4,681,312
Ciber	220,795	[b]	779,406
comScore	81,856	[b]	4,285,980
CSG Systems International	99,355		2,893,218
Dealertrack Technologies	104,716	[b]	4,116,386

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
DHI Group	84,072	[b]	638,947
Ebix	86,028		2,347,704
Epiq Systems	48,700		872,217
ExlService Holdings	94,310	[b]	3,247,093
Forrester Research	35,925		1,249,831
Heartland Payment Systems	88,934		4,526,741
IGATE	80,422	[b]	3,824,870
Interactive Intelligence Group	36,297	[b]	1,596,342
Iridium Communications	222,870	[b]	2,266,588
j2 Global	111,882		7,761,254
Liquidity Services	53,377	[b]	499,609
LivePerson	117,131	[b]	1,101,031
LogMeIn	65,508	[b]	4,204,303
Manhattan Associates	195,520	[b]	10,276,531
ManTech International, Cl. A	61,944		1,810,623
MicroStrategy, Cl. A	23,213	[b]	4,227,552
Monotype Imaging Holdings	104,669		3,392,322
Monster Worldwide	244,688	[b]	1,441,212
NetScout Systems	103,210	[a,b]	4,241,931
NIC	179,646		3,053,982
Perficient	75,008	[b]	1,547,415
Progress Software	152,872	[b]	4,035,821
QuinStreet	77,713	[b]	421,982
Stamps.com	48,034	[b]	2,972,824
SYKES Enterprises	96,558	[b]	2,416,847
Synchronoss Technologies	84,145	[b]	3,860,573
Take-Two Interactive Software	237,939	[b]	5,639,154
Tangoe	79,921	[b]	1,093,319
TeleTech Holdings	58,037		1,505,480
VASCO Data Security International	74,580	[a,b]	1,895,824
Virtusa	63,017	[b]	2,508,077
XO Group	82,868	[b]	1,347,434
			125,364,386
Technology Hardware & Equipment—5.7%
ADTRAN	143,163		2,377,936
Agilysys	45,484	[b]	428,004

22

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
Anixter International	71,572	[b]	5,052,983
Badger Meter	33,852		2,106,271
Bel Fuse, Cl. B	27,512		564,821
Benchmark Electronics	157,619	[b]	3,708,775
Black Box	47,417		943,598
CalAmp	78,553	[b]	1,548,280
Checkpoint Systems	130,074		1,347,567
Coherent	68,873	[b]	4,132,380
Comtech Telecommunications	48,609		1,404,800
CTS	106,248		1,906,089
Daktronics	114,098		1,224,272
DTS	49,343	[b]	1,768,947
Electro Scientific Industries	40,589		231,357
Electronics For Imaging	113,454	[b]	4,734,435
Fabrinet	98,075	[b]	1,776,138
FARO Technologies	38,464	[b]	1,532,021
Harmonic	307,913	[b]	2,158,470
II-VI	135,761	[b]	2,415,188
Insight Enterprises	117,003	[b]	3,348,626
Ixia	147,264	[b]	1,764,223
Littelfuse	54,272		5,318,113
Mercury Systems	60,623	[b]	837,204
Methode Electronics	113,232		4,807,831
MTS Systems	31,966		2,256,160
NETGEAR	91,379	[b]	2,766,042
Newport	107,545	[b]	2,050,883
OSI Systems	43,380	[b]	2,915,570
Park Electrochemical	43,156		937,348
Plexus	91,297	[b]	3,930,336
QLogic	233,029	[b]	3,425,526
Rofin-Sinar Technologies	80,079	[b]	1,894,669
Rogers	54,010	[b]	3,927,067
Sanmina	233,119	[b]	4,739,309
ScanSource	63,819	[b]	2,543,187
Super Micro Computer	85,466	[b]	2,458,857
SYNNEX	66,953		5,121,905

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
TTM Technologies	154,662	[b]	1,446,090
ViaSat	105,399	[b]	6,336,588
			104,187,866
Telecommunication Services—.6%
8x8	204,374	[b]	1,784,185
Atlantic Tele-Network	34,231		2,259,931
Cincinnati Bell	491,685	[b]	1,686,480
Consolidated Communications Holdings	124,361		2,620,286
General Communication, Cl. A	107,982	[b]	1,712,595
Lumos Networks	34,062		481,637
Spok Holdings	63,569		1,196,686
			11,741,800
Transportation—2.4%
Allegiant Travel	34,427		5,293,496
ArcBest	76,733		2,739,368
Atlas Air Worldwide Holdings	56,545	[b]	2,756,003
Celadon Group	58,099		1,501,278
Echo Global Logistics	62,380	[b]	1,802,782
Forward Air	80,990		4,079,466
Heartland Express	124,075		2,595,649
Hub Group, Cl. A	80,728	[b]	3,221,047
Knight Transportation	171,879		4,967,303
Matson	124,332		5,035,446
Republic Airways Holdings	136,582	[b]	1,671,764
Roadrunner Transportation Systems	59,188	[b]	1,448,330
Saia	74,551	[b]	3,037,953
SkyWest	132,869		1,813,662
UTi Worldwide	204,772		1,849,091
			43,812,638

24

Common Stocks (continued)	Shares		Value ($)
Utilities—3.7%
ALLETE	102,122		5,136,736
American States Water	102,513		3,935,474
Avista	160,777		5,244,546
El Paso Electric	93,743		3,488,177
Laclede Group	102,625		5,329,316
New Jersey Resources	225,786		6,888,731
Northwest Natural Gas	78,135	[a]	3,648,905
NorthWestern	119,841		6,242,518
Piedmont Natural Gas	205,439		7,691,636
South Jersey Industries	78,491		4,140,400
Southwest Gas	132,509		7,287,995
UIL Holdings	156,374		7,799,935
			66,834,369
Total Common Stocks
(cost $1,247,175,856)			1,809,956,675

	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.08%, 6/4/15	160,000	[d]	160,000
0.09%, 9/17/15	875,000	[d]	874,941
Total Short-Term Investments
(cost $1,034,681)			1,034,941

Other Investment—1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,176,647)	19,176,647	[e]	19,176,647

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—2.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $49,454,524)	49,454,524 [e]	49,454,524

Total Investments (cost $1,316,841,708)	102.9%	1,879,622,787

Liabilities, Less Cash and Receivables	(2.9%)	(53,746,916)

Net Assets	100.0%	1,825,875,871

a Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $49,390,996 and the value of the collateral held by the fund was $50,597,458, consisting of cash collateral of $49,454,524 and
U.S. Government & Agency securities valued at $1,142,934.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Capital Goods	9.2	Semiconductors & Semiconductor
Banks	9.1	Equipment	3.6
Health Care Equipment & Services	8.8	Diversified Financials	3.5
Real Estate	8.2	Pharmaceuticals, Biotech &
Software & Services	6.9	Life Sciences	3.4
Technology Hardware & Equipment	5.7	Insurance	2.5
Materials	5.3	Transportation	2.4
Retailing	5.1	Food, Beverage & Tobacco	1.8
Commercial & Professional Services	4.3	Automobiles & Components	.9
Consumer Durables & Apparel	4.3	Food & Staples Retailing	.8
Consumer Services	4.2	Telecommunication Services	.6
Energy	4.0	Household & Personal Products	.4
Short-Term/		Media	.4
Money Market Investments	3.8
Utilities	3.7		102.9

† Based on net assets.
See notes to financial statements.

26

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2015	($)
Financial Futures Long
Russell 2000 Mini	153	18,610,920	June 2015	(419,778)
See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $49,390,996—Note 1(b):
Unaffiliated issuers	1,248,210,537	1,810,991,616
Affiliated issuers	68,631,171	68,631,171
Cash		1,669,924
Dividends, interest receivable and securities lending income		1,032,017
Receivable for shares of Common Stock subscribed		539,957
Receivable for investment securities sold		485,125
Other receivable		6,171
		1,883,355,981
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		761,638
Liability for securities on loan—Note 1(b)		49,454,524
Payable for shares of Common Stock redeemed		4,786,339
Payable for investment securities purchased		2,216,137
Payable for futures variation margin—Note 4		258,472
Accrued expenses		3,000
		57,480,110
Net Assets ($)		1,825,875,871
Composition of Net Assets ($):
Paid-in capital		1,209,391,748
Accumulated undistributed investment income—net		5,969,709
Accumulated net realized gain (loss) on investments		48,153,113
Accumulated net unrealized appreciation (depreciation) on
investments [including ($419,778) net unrealized
(depreciation) on financial futures]		562,361,301
Net Assets ($)		1,825,875,871
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		62,146,902
Net Asset Value, offering and redemption price per share ($)		29.38

See notes to financial statements.

28

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,041 foreign taxes withheld at source):
Unaffiliated issuers	14,928,759
Affiliated issuers	8,366
Interest	8,165
Income from securities lending—Note 1(b)	450,595
Total Income	15,395,885
Expenses:
Management fee—Note 3(a)	2,256,598
Shareholder servicing costs—Note 3(b)	2,256,598
Directors’ fees—Note 3(a,c)	63,975
Loan commitment fees—Note 2	7,843
Interest expense—Note 2	321
Total Expenses	4,585,335
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(63,975)
Net Expenses	4,521,360
Investment Income—Net	10,874,525
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	58,525,596
Net realized gain (loss) on financial futures	1,942,085
Net Realized Gain (Loss)	60,467,681
Net unrealized appreciation (depreciation) on investments	2,572,171
Net unrealized appreciation (depreciation) on financial futures	(851,080)
Net Unrealized Appreciation (Depreciation)	1,721,091
Net Realized and Unrealized Gain (Loss) on Investments	62,188,772
Net Increase in Net Assets Resulting from Operations	73,063,297

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	10,874,525	13,189,664
Net realized gain (loss) on investments	60,467,681	120,864,966
Net unrealized appreciation
(depreciation) on investments	1,721,091	11,871,540
Net Increase (Decrease) in Net Assets
Resulting from Operations	73,063,297	145,926,170
Dividends to Shareholders from ($):
Investment income—net	(14,103,759)	(12,000,269)
Net realized gain on investments	(120,880,642)	(60,182,073)
Total Dividends	(134,984,401)	(72,182,342)
Capital Stock Transactions ($):
Net proceeds from shares sold	232,429,799	546,188,952
Dividends reinvested	131,149,955	70,431,094
Cost of shares redeemed	(285,738,513)	(508,773,280)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	77,841,241	107,846,766
Total Increase (Decrease) in Net Assets	15,920,137	181,590,594
Net Assets ($):
Beginning of Period	1,809,955,734	1,628,365,140
End of Period	1,825,875,871	1,809,955,734
Undistributed investment income—net	5,969,709	9,198,943
Capital Share Transactions (Shares):
Shares sold	7,877,568	18,566,243
Shares issued for dividends reinvested	4,481,405	2,377,558
Shares redeemed	(9,653,713)	(17,350,819)
Net Increase (Decrease) in Shares Outstanding	2,705,260	3,592,982

See notes to financial statements.

30

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Six Months Ended
		April 30, 2015			Year Ended October 31,
		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		30.45		29.16	21.95	20.21	18.82	15.04
Investment Operations:
Investment income—net[a]		.18		.22	.28	.20	.14	.11
Net realized and unrealized
gain (loss) on investments		1.06		2.34	7.88	2.39	1.80	3.80
Total from
Investment Operations		1.24		2.56	8.16	2.59	1.94	3.91
Distributions:
Dividends from
investment income—net		(.24)		(.21)	(.32)	(.11)	(.16)	(.13)
Dividends from net realized
gain on investments		(2.07)		(1.06)	(.63)	(.74)	(.39)	—
Total Distributions		(2.31)		(1.27)	(.95)	(.85)	(.55)	(.13)
Net asset value,
end of period		29.38		30.45	29.16	21.95	20.21	18.82
Total Return (%)		4.10	[b]	8.91	38.63	13.24	10.29	26.08
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets		.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets		.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets		1.20	[c]	.75	1.13	.97	.68	.65
Portfolio Turnover Rate		5.04	[b]	18.22	20.89	14.64	22.25	20.72
Net Assets, end of period
($ x 1,000)		1,825,876		1,809,956	1,628,365	1,127,930	1,025,657 1,002,700
a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective is to seek to match the performance of the Standard & Poor’s ® SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

32

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature

34

and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,803,129,773	—	—	1,803,129,773
Equity Securities—
Foreign
Common Stocks†	6,826,902	—	—	6,826,902
Mutual Funds	68,631,171	—	—	68,631,171
U.S. Treasury	—	1,034,941	—	1,034,941
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(419,778)	—	—	(419,778)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015, The Bank of New York Mellon earned $125,765 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

36

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	12,857,901	122,595,237	116,276,491	19,176,647	1.0
Dreyfus
Institutional
Cash
Advantage
Fund	—	343,652,893	294,198,369	49,454,524	2.7
Total	12,857,901	466,248,130	410,474,860	68,631,171	3.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $19,508,826 and long-term capital gains $52,673,516.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $58,600 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable

38

portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $63,975.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, the fund was charged $2,256,598 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $385,632 and Shareholder Services Plan fees $385,632, which are offset against an expense reimbursement currently in effect in the amount of $9,626.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2015, amounted to $90,543,904 and $141,834,332, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	18,942,116

At April 30, 2015, accumulated net unrealized appreciation on investments was $562,781,079, consisting of $626,464,757 gross unrealized appreciation and $63,683,678 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting and compliance infra-structures.The Board also considered portfolio management’s broker-

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

age policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and the Expense Universe medians and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

42

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 45

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus

S&P 500

Index Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
29	Financial Highlights
30	Notes to Financial Statements
43	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Thomas J. Durante, CFA, Karen Q.Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus S&P 500 Index Fund produced a total return of 4.13%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 4.39% for the same period.2,3

Despite high levels of volatility, domestic stock prices advanced moderately amid continued U.S. economic growth and aggressive stimulus programs in overseas markets. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

The fund employed futures contracts during the reporting period in its efforts to replicate the returns of the S&P 500 Index.

Financial Markets Buffeted by Volatility

Although the U.S. economy continued to recover during the reporting period, the expansion proved uneven. Relatively robust economic growth over the final months of 2014 was followed by weak data during the first quarter of 2015 stemming from harsh winter weather, but economic activity appeared to rebound in the spring.

Persistently sluggish growth and deflationary pressures in international markets further increased investor uneasiness. A steep decline in oil prices generated challenges for energy producers, while consumers and certain industries benefited from lower gasoline and energy prices.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

U.S. economic activity also was influenced over the reporting period by changes in currency exchange rates.Aggressively accommodative monetary policies adopted by major central banks in Europe, Japan, and China sent sovereign bond yields to historical lows, including negative yields at times in Europe. Global investors instead flocked to higher yielding U.S.Treasury securities, and the resulting influx of capital to domestic investments caused the U.S. dollar to appreciate sharply against the euro, yen, and most other currencies. This development made U.S. manufactured goods more expensive for overseas customers, hampering revenues for U.S. exporters.

Most Industry Groups Posted Mild Gains

Equity markets proved choppy in this environment. During the first four months of the reporting period, the S&P 500 Index repeatedly vacillated between gains and losses. By mid-March 2015, however, the market regained its footing, remaining in positive territory through the rest of the reporting period.

Most industry groups posted gains for the reporting period overall, led by the consumer discretionary, information technology, and health care sectors. Conversely, the energy and utilities sectors lost a degree of value.

In the consumer discretionary sector, gains were particularly strong for specialty retailers such as home improvement centers, automobile repair shops, and car deal-erships. Internet and catalog retailers also advanced amid positive online shopping trends as employment strengthened and lower fuel prices boosted consumers’ spending power. Meanwhile, media companies benefited from intensifying mergers-and-acquisitions activity and rising revenues from movies and theme parks.

The information technology sector was driven higher by consumer electronics giant Apple, where smartphone sales remained strong and consumers responded positively to the launch of the new iWatch. Software companies encountered greater demand from businesses seeking to upgrade their systems, and companies providing cloud computing services continued to benefit from trends toward decentralized application management and data storage. Among health care companies, pharmaceutical companies cut costs and launched new products, more than offsetting the drag of adverse currency fluctuation on overseas revenues. Meanwhile, medical service providers benefited from expanded insurance coverage, favorable reimbursement rates, and long-term demographic trends.

4

Weakness in the energy sector was especially pronounced among smaller exploration-and-production companies and drilling equipment providers, which saw reduced demand for their services as crude oil prices declined. U.S. energy companies with joint ventures in Russia also were hurt by sanctions imposed over the conflict in Ukraine. In contrast, refiners generally held up well as input costs fell and profit margins improved. In the utilities sector, coal-based power producers were hurt by rising costs related to more stringent environmental regulations.The materials sector struggled with lower commodity prices for metals-and-mining firms, but some chemicals producers benefited from lower costs for raw materials.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to remain on track. As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC.—Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,”“Standard & Poor’s® 500,” and “S&P 500®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold, or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

Expenses paid per $1,000†	$2.53
Ending value (after expenses)	$1,041.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—98.6%	Shares	Value ($)
Automobiles & Components—1.1%
BorgWarner	34,014	2,013,629
Delphi Automotive	45,057	3,739,731
Ford Motor	610,078	9,639,232
General Motors	207,679	7,281,226
Goodyear Tire & Rubber	39,972	1,133,806
Harley-Davidson	33,461	1,880,843
Johnson Controls	101,928	5,135,133
		30,823,600
Banks—5.8%
Bank of America	1,622,726	25,850,025
BB&T	110,113	4,216,227
Citigroup	467,989	24,953,173
Comerica	27,913	1,323,355
Fifth Third Bancorp	124,158	2,483,160
Hudson City Bancorp	75,009	697,584
Huntington Bancshares	121,163	1,315,830
JPMorgan Chase & Co	574,783	36,360,773
KeyCorp	137,421	1,985,733
M&T Bank	20,366	2,437,199
People’s United Financial	51,257	774,493
PNC Financial Services Group	80,973	7,427,653
Regions Financial	206,736	2,032,215
SunTrust Banks	79,367	3,293,731
U.S. Bancorp	274,724	11,777,418
Wells Fargo & Co	723,369	39,857,632
Zions Bancorporation	33,099	937,860
		167,724,061
Capital Goods—7.3%
3M	97,937	15,316,367
Allegion	15,171	927,707
AMETEK	36,831	1,930,681
Boeing	101,081	14,488,951
Caterpillar	93,158	8,093,567
Cummins	26,368	3,645,640
Danaher	94,073	7,702,697

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Deere & Co	52,458		4,748,498
Dover	26,149		1,980,002
Eaton	73,933		5,081,415
Emerson Electric	105,794		6,223,861
Fastenal	40,842		1,740,686
Flowserve	19,893		1,164,337
Fluor	22,863		1,374,981
General Dynamics	48,444		6,652,330
General Electric	1,552,565		42,043,460
Honeywell International	120,179		12,128,465
Illinois Tool Works	53,929		5,046,676
Ingersoll-Rand	41,300		2,719,192
Jacobs Engineering Group	18,643	[a]	799,039
Joy Global	15,730		670,727
L-3 Communications Holdings	12,764		1,466,711
Lockheed Martin	41,322		7,710,685
Masco	54,904		1,454,407
Northrop Grumman	30,892		4,758,604
PACCAR	54,950		3,590,983
Pall	16,831		1,637,993
Parker Hannifin	22,013		2,627,472
Pentair	27,944		1,736,720
Precision Castparts	21,815		4,508,942
Quanta Services	33,287	[a]	962,327
Raytheon	47,193		4,908,072
Rockwell Automation	21,514		2,551,560
Rockwell Collins	19,828		1,929,859
Roper Technologies	15,413		2,592,004
Snap-on	8,890		1,329,500
Stanley Black & Decker	24,725		2,440,358
Textron	43,549		1,915,285
United Rentals	15,519	[a]	1,498,825
United Technologies	127,573		14,511,429
W.W. Grainger	9,129		2,267,917
Xylem	26,291		973,293
			211,852,225

8

Common Stocks (continued)	Shares		Value ($)
Commercial &
Professional Services—.6%
ADT	25,069		942,594
Cintas	14,753		1,179,502
Dun & Bradstreet	5,080		648,564
Equifax	18,254		1,769,360
Nielsen	49,473		2,223,317
Pitney Bowes	33,134		741,208
Republic Services	37,530		1,524,844
Robert Half International	21,748		1,205,927
Stericycle	13,568	[a]	1,810,378
Tyco International	64,705		2,548,083
Waste Management	64,827		3,210,881
			17,804,658
Consumer Durables &
Apparel—1.4%
Coach	42,482		1,623,237
D.R. Horton	48,467		1,231,062
Fossil Group	7,121	[a]	598,022
Garmin	19,207		867,964
Hanesbrands	61,836		1,921,863
Harman International Industries	10,580		1,379,420
Hasbro	16,767		1,186,936
Leggett & Platt	21,061		894,461
Lennar, Cl. A	28,095		1,286,751
Mattel	51,402		1,447,480
Michael Kors Holdings	31,602	[a]	1,954,900
Mohawk Industries	9,190	[a]	1,594,465
Newell Rubbermaid	43,211		1,647,635
NIKE, Cl. B	107,943		10,669,086
PulteGroup	51,608		996,034
PVH	12,256		1,266,658
Ralph Lauren	9,021		1,203,492
Under Armour, Cl. A	26,290	[a]	2,038,790
VF	52,872		3,829,519
Whirlpool	12,211		2,144,252
			39,782,027

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.7%
Carnival	70,979		3,120,947
Chipotle Mexican Grill	4,798	[a]	2,981,189
Darden Restaurants	19,206		1,224,767
H&R Block	43,097		1,303,253
Marriott International, Cl. A	32,054		2,565,923
McDonald’s	148,308		14,319,137
Royal Caribbean Cruises	25,449		1,732,059
Starbucks	230,296		11,418,076
Starwood Hotels & Resorts Worldwide	27,425	[b]	2,357,179
Wyndham Worldwide	18,631		1,591,087
Wynn Resorts	12,968		1,440,356
Yum! Brands	66,933		5,753,561
			49,807,534
Diversified Financials—5.0%
Affiliated Managers Group	8,298	[a]	1,876,427
American Express	135,260		10,475,887
Ameriprise Financial	28,184		3,530,891
Bank of New York Mellon	171,977		7,281,506
Berkshire Hathaway, Cl. B	281,320	[a]	39,725,197
BlackRock	19,602		7,133,952
Capital One Financial	85,552		6,916,879
Charles Schwab	175,890		5,364,645
CME Group	49,259		4,478,136
Discover Financial Services	69,352		4,020,335
E*TRADE Financial	47,061	[a]	1,354,886
Franklin Resources	59,829		3,084,783
Goldman Sachs Group	62,186		12,214,574
Intercontinental Exchange	17,496		3,928,377
Invesco	64,933		2,689,525
Legg Mason	16,388		862,828
Leucadia National	50,704		1,205,234
McGraw-Hill Financial	42,031		4,383,833
Moody’s	27,460		2,952,499
Morgan Stanley	237,801		8,872,355
NASDAQ OMX Group	19,205		933,939
Navient	64,265		1,255,738

10

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Northern Trust	33,276		2,434,139
State Street	63,886		4,926,888
T. Rowe Price Group	40,201		3,263,517
			145,166,970
Energy—8.4%
Anadarko Petroleum	77,591		7,301,313
Apache	59,269		4,054,000
Baker Hughes	67,137		4,596,199
Cabot Oil & Gas	65,501		2,215,244
Cameron International	29,089	[a]	1,594,659
Chesapeake Energy	77,132		1,216,372
Chevron	290,649		32,279,478
Cimarex Energy	13,930		1,732,892
ConocoPhillips	189,005		12,837,220
CONSOL Energy	37,022		1,202,475
Devon Energy	59,638		4,067,908
Diamond Offshore Drilling	8,607	[c]	288,076
Ensco, Cl. A	37,589		1,025,428
EOG Resources	84,327		8,344,157
EQT	22,625		2,034,893
Exxon Mobil	647,236		56,549,009
FMC Technologies	36,831	[a]	1,624,247
Halliburton	129,696		6,348,619
Helmerich & Payne	17,332		1,351,376
Hess	37,542		2,886,980
Kinder Morgan	262,851		11,289,450
Marathon Oil	101,987		3,171,796
Marathon Petroleum	42,810		4,219,782
Murphy Oil	24,395		1,161,446
National Oilwell Varco	63,366		3,447,744
Newfield Exploration	22,823	[a]	895,575
Noble	41,054		710,645
Noble Energy	59,635		3,024,687
Occidental Petroleum	118,975		9,529,898
ONEOK	33,331		1,603,221
Phillips 66	84,786		6,724,378

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Pioneer Natural Resources	22,669		3,916,750
QEP Resources	28,011		630,248
Range Resources	26,647		1,693,683
Schlumberger	197,683		18,702,789
Southwestern Energy	59,237	[a]	1,660,413
Spectra Energy	104,130		3,878,843
Tesoro	20,121		1,726,985
Transocean	54,559	[c]	1,026,800
Valero Energy	79,651		4,532,142
Williams	104,712		5,360,207
			242,458,027
Food & Staples Retailing—2.4%
Costco Wholesale	67,865		9,708,088
CVS Health	173,674		17,244,091
Kroger	75,127		5,177,002
Sysco	91,032		3,370,915
Wal-Mart Stores	242,705		18,943,125
Walgreens Boots Alliance	134,505		11,154,500
Whole Foods Market	54,293		2,593,034
			68,190,755
Food, Beverage & Tobacco—5.2%
Altria Group	303,566		15,193,478
Archer-Daniels-Midland	97,957		4,788,138
Brown-Forman, Cl. B	23,471		2,117,788
Campbell Soup	28,353		1,267,663
Coca-Cola	605,943		24,577,048
Coca-Cola Enterprises	33,754		1,499,015
ConAgra Foods	67,129		2,426,713
Constellation Brands, Cl. A	25,274		2,930,268
Dr. Pepper Snapple Group	29,955		2,234,044
General Mills	92,377		5,112,143
Hershey	22,945		2,109,104
Hormel Foods	19,643		1,067,597
J.M. Smucker	16,104		1,866,776
Kellogg	39,410		2,495,835
Keurig Green Mountain	18,786		2,186,127

12

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Kraft Foods Group	90,160		7,641,060
Lorillard	55,964		3,909,645
McCormick & Co	20,030		1,508,259
Mead Johnson Nutrition	30,723		2,946,950
Molson Coors Brewing, Cl. B	24,957		1,834,589
Mondelez International, Cl. A	254,596		9,768,849
Monster Beverage	22,130	[a]	3,034,244
PepsiCo	228,722		21,756,037
Philip Morris International	238,739		19,927,544
Reynolds American	48,576		3,560,621
Tyson Foods, Cl. A	43,755		1,728,323
			149,487,858
Health Care Equipment & Services—4.9%
Abbott Laboratories	231,085		10,726,966
Aetna	53,803		5,749,927
AmerisourceBergen	32,095		3,668,458
Anthem	41,314		6,235,522
Baxter International	83,016		5,706,520
Becton Dickinson & Co	31,749		4,472,482
Boston Scientific	208,633	[a]	3,717,840
C.R. Bard	11,681		1,945,821
Cardinal Health	50,579		4,265,833
Cerner	47,845	[a]	3,435,749
Cigna	39,979		4,982,983
DaVita HealthCare Partners	26,992	[a]	2,189,051
DENTSPLY International	21,622		1,102,722
Edwards Lifesciences	16,133	[a]	2,043,244
Express Scripts Holding	112,934	[a]	9,757,498
HCA Holdings	45,460	[a]	3,364,495
Henry Schein	11,654	[a]	1,597,763
Humana	23,103		3,825,857
Intuitive Surgical	5,664	[a]	2,809,231
Laboratory Corporation of America Holdings	15,338	[a]	1,833,811
McKesson	35,682		7,971,359
Medtronic	219,814		16,365,152
Patterson	11,984		562,709

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Quest Diagnostics	22,426		1,601,665
St. Jude Medical	43,175		3,024,409
Stryker	46,500		4,289,160
Tenet Healthcare	16,340	[a]	782,032
UnitedHealth Group	147,414		16,421,920
Universal Health Services, Cl. B	13,429		1,570,522
Varian Medical Systems	15,850	[a]	1,408,273
Zimmer Holdings	25,586		2,810,366
			140,239,340
Household & Personal Products—1.8%
Clorox	20,209		2,144,175
Colgate-Palmolive	131,424		8,842,207
Estee Lauder, Cl. A	34,446		2,800,115
Kimberly-Clark	57,070		6,260,008
Procter & Gamble	416,580		33,122,276
			53,168,781
Insurance—2.6%
ACE	50,800		5,435,092
Aflac	67,788		4,273,355
Allstate	65,257		4,545,803
American International Group	211,829		11,923,854
Aon	43,270		4,163,872
Assurant	9,858		605,873
Chubb	35,647		3,505,882
Cincinnati Financial	22,607		1,144,818
Genworth Financial, Cl. A	80,562	[a]	708,140
Hartford Financial Services Group	65,120		2,654,942
Lincoln National	39,603		2,237,173
Loews	47,840		1,992,058
Marsh & McLennan	82,740		4,646,678
MetLife	172,465		8,845,730
Principal Financial Group	40,997		2,095,767
Progressive	82,631		2,202,942
Prudential Financial	70,166		5,725,546
Torchmark	20,403		1,144,812

14

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Travelers	49,615		5,016,573
Unum Group	36,918		1,261,119
XL Group	37,835		1,402,922
			75,532,951
Materials—3.2%
Air Products & Chemicals	29,404		4,217,416
Airgas	10,791		1,092,912
Alcoa	188,486		2,529,482
Allegheny Technologies	18,249		620,283
Avery Dennison	13,938		774,813
Ball	21,809		1,600,999
CF Industries Holdings	7,602		2,185,347
Dow Chemical	167,966		8,566,266
E.I. du Pont de Nemours & Co	139,026		10,176,703
Eastman Chemical	23,370		1,781,261
Ecolab	41,294		4,624,102
FMC	21,628		1,282,757
Freeport-McMoRan	162,034		3,770,531
International Flavors & Fragrances	12,462		1,430,015
International Paper	64,500		3,464,940
LyondellBasell Industries, Cl. A	61,180		6,333,354
Martin Marietta Materials	9,531		1,359,597
MeadWestvaco	25,814		1,259,723
Monsanto	74,489		8,488,766
Mosaic	47,402		2,085,688
Newmont Mining	73,416		1,944,790
Nucor	47,999		2,345,231
Owens-Illinois	26,619	[a]	636,460
PPG Industries	20,996		4,651,874
Praxair	44,620		5,440,517
Sealed Air	30,981		1,412,734
Sherwin-Williams	12,449		3,460,822
Sigma-Aldrich	18,661		2,592,386
Vulcan Materials	21,115		1,805,755
			91,935,524

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media—3.5%
Cablevision Systems (NY Group), Cl. A	33,833	[c]	675,983
CBS, Cl. B	70,654		4,389,733
Comcast, Cl. A	392,132		22,649,544
DIRECTV	77,284	[a]	7,010,045
Discovery Communications, Cl. A	24,298	[a,c]	786,283
Discovery Communications, Cl. C	40,121	[a]	1,212,858
Gannett	36,017		1,236,103
Interpublic Group of Companies	61,169		1,274,762
News Corp., Cl. A	80,582	[a]	1,271,584
Omnicom Group	38,351		2,905,472
Scripps Networks Interactive, Cl. A	15,955		1,114,616
Time Warner	128,696		10,863,229
Time Warner Cable	42,976		6,683,628
Twenty-First Century Fox, Cl. A	282,181		9,616,728
Viacom, Cl. B	56,474		3,922,119
Walt Disney	241,192		26,222,394
			101,835,081
Pharmaceuticals, Biotech &
Life Sciences—9.5%
AbbVie	244,745		15,825,212
Actavis	60,210	[a]	17,031,001
Agilent Technologies	50,005		2,068,707
Alexion Pharmaceuticals	31,176	[a]	5,275,914
Amgen	116,876		18,455,889
Biogen Idec	36,257	[a]	13,557,580
Bristol-Myers Squibb	256,389		16,339,671
Celgene	123,494	[a]	13,344,762
Eli Lilly & Co	150,373		10,807,308
Endo International	27,346	[a]	2,298,841
Gilead Sciences	229,834	[a]	23,100,615
Hospira	26,634	[a]	2,324,882
Johnson & Johnson	428,982		42,555,014
Mallinckrodt	18,480	[a]	2,091,566

16

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Merck & Co	438,200		26,099,192
Mylan	62,766	[a]	4,535,471
PerkinElmer	17,539		899,049
Perrigo Company	21,442		3,929,890
Pfizer	946,272		32,107,009
Regeneron Pharmaceuticals	11,352	[a]	5,193,086
Thermo Fisher Scientific	61,556		7,736,358
Vertex Pharmaceuticals	36,783	[a]	4,534,608
Waters	12,580	[a]	1,574,890
Zoetis	76,301		3,389,290
			275,075,805
Real Estate—2.5%
American Tower	64,599	[b]	6,106,543
Apartment Investment & Management, Cl. A	22,586	[b]	852,170
AvalonBay Communities	20,685	[b]	3,399,373
Boston Properties	23,685	[b]	3,133,762
CBRE Group, Cl. A	44,192	[a]	1,694,321
Crown Castle International	51,021		4,261,784
Equity Residential	55,378	[b]	4,090,219
Essex Property Trust	10,060	[b,c]	2,232,817
General Growth Properties	96,874	[b]	2,654,348
HCP	69,857	[b]	2,814,539
Health Care	53,881	[b]	3,880,510
Host Hotels & Resorts	116,998	[b]	2,356,340
Iron Mountain	29,029		1,001,210
Kimco Realty	61,216	[b]	1,475,306
Macerich	21,721	[b]	1,775,909
Plum Creek Timber	27,112	[b]	1,144,126
Prologis	78,975	[b]	3,174,795
Public Storage	22,532	[b]	4,233,988
Realty Income	34,724	[b,c]	1,630,986
Simon Property Group	47,823	[b]	8,679,396

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
SL Green Realty	15,218	[b]	1,862,074
Ventas	51,014	[b]	3,514,865
Vornado Realty Trust	27,638	[b]	2,860,257
Weyerhaeuser	79,211	[b]	2,495,939
			71,325,577
Retailing—4.6%
Amazon.com	58,739	[a]	24,774,935
AutoNation	11,051	[a]	680,189
AutoZone	4,954	[a]	3,332,358
Bed Bath & Beyond	28,395	[a]	2,000,712
Best Buy	43,424		1,504,642
CarMax	32,343	[a]	2,202,882
Dollar General	46,176		3,357,457
Dollar Tree	30,888	[a]	2,360,152
Expedia	15,284		1,440,211
Family Dollar Stores	13,963		1,091,069
GameStop, Cl. A	14,788	[c]	569,930
Gap	42,299		1,676,732
Genuine Parts	23,588		2,119,382
Home Depot	203,285		21,747,429
Kohl’s	30,880		2,212,552
L Brands	38,075		3,402,382
Lowe’s	149,296		10,280,523
Macy’s	53,490		3,457,059
Netflix	9,506	[a]	5,290,089
Nordstrom	21,440		1,620,006
O’Reilly Automotive	15,695	[a]	3,418,842
Priceline Group	8,057	[a]	9,973,035
Ross Stores	31,969		3,161,095
Staples	95,423		1,557,303
Target	98,016		7,726,601
The TJX Companies	106,008		6,841,756
Tiffany & Co	17,877		1,563,880
Tractor Supply	21,214		1,825,677

18

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
TripAdvisor	17,759	[a]	1,429,422
Urban Outfitters	15,452	[a]	618,698
			133,237,000
Semiconductors & Semiconductor
Equipment—2.3%
Altera	46,481		1,937,328
Analog Devices	48,482		2,998,127
Applied Materials	186,361		3,688,084
Avago Technologies	39,573		4,625,292
Broadcom, Cl. A	84,068		3,716,226
First Solar	11,591	[a]	691,635
Intel	731,036		23,795,222
KLA-Tencor	25,943		1,525,448
Lam Research	25,399		1,919,656
Linear Technology	36,338		1,676,272
Microchip Technology	29,485	[c]	1,405,108
Micron Technology	164,375	[a]	4,623,869
NVIDIA	81,385		1,806,340
Skyworks Solutions	29,318		2,704,586
Texas Instruments	162,543		8,811,456
Xilinx	42,027		1,822,291
			67,746,940
Software & Services—10.5%
Accenture, Cl. A	96,560		8,946,284
Adobe Systems	72,520	[a]	5,515,871
Akamai Technologies	27,865	[a]	2,055,880
Alliance Data Systems	9,703	[a]	2,884,799
Autodesk	35,674	[a]	2,027,353
Automatic Data Processing	73,842		6,242,603
CA	47,554		1,510,791
Citrix Systems	25,516	[a]	1,713,655
Cognizant Technology Solutions, Cl. A	95,045	[a]	5,563,934
Computer Sciences	22,357		1,440,909
eBay	169,992	[a]	9,903,734

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Electronic Arts	49,238	[a]	2,860,235
Equinix	8,708		2,228,638
Facebook, Cl. A	323,813	[a]	25,506,750
Fidelity National Information Services	44,100		2,755,809
Fiserv	37,639	[a]	2,920,786
Google, Cl. A	44,050	[a]	24,173,319
Google, Cl. C	44,261	[a]	23,783,294
International Business Machines	141,455		24,229,827
Intuit	42,765		4,290,612
MasterCard, Cl. A	150,463		13,573,267
Microsoft	1,265,625		61,560,000
Oracle	494,615		21,575,106
Paychex	51,848		2,508,925
Red Hat	28,338	[a]	2,132,718
salesforce.com	93,303	[a]	6,794,324
Symantec	106,772		2,661,292
Teradata	22,076	[a]	971,123
Total System Services	27,248		1,077,931
VeriSign	16,174	[a]	1,027,211
Visa, Cl. A	300,208		19,828,738
Western Union	79,127		1,604,696
Xerox	161,583		1,858,205
Yahoo!	135,573	[a]	5,770,665
			303,499,284
Technology Hardware & Equipment—6.8%
Amphenol, Cl. A	47,705		2,641,426
Apple	898,676		112,469,301
Cisco Systems	785,860		22,656,344
Corning	199,435		4,174,175
EMC	306,915		8,259,083
F5 Networks	11,439	[a]	1,395,787
FLIR Systems	21,125		652,551
Harris	15,193	[c]	1,219,086
Hewlett-Packard	280,597		9,251,283
Juniper Networks	56,058		1,481,613
Motorola Solutions	29,559		1,766,150

20

Common Stocks (continued)	Shares		Value ($)
Technology Hardware & Equipment (continued)
NetApp	46,677		1,692,041
QUALCOMM	255,463		17,371,484
SanDisk	33,580		2,247,845
Seagate Technology	50,603		2,971,408
TE Connectivity	63,800		4,245,890
Western Digital	33,337		3,258,358
			197,753,825
Telecommunication Services—2.3%
AT&T	800,622		27,733,546
CenturyLink	87,481		3,145,817
Frontier Communications	159,972		1,097,408
Level 3 Communications	44,267	[a]	2,476,296
Verizon Communications	640,998		32,331,939
			66,785,006
Transportation—2.2%
American Airlines Group	110,637		5,342,108
C.H. Robinson Worldwide	22,929		1,476,398
CSX	152,388		5,499,683
Delta Air Lines	128,217		5,723,607
Expeditors International of Washington	29,107		1,333,974
FedEx	40,535		6,873,520
Kansas City Southern	17,327		1,775,844
Norfolk Southern	47,360		4,776,256
Ryder System	7,995		762,403
Southwest Airlines	103,788		4,209,641
Union Pacific	136,577		14,508,575
United Parcel Service, Cl. B	107,004		10,757,112
			63,039,121
Utilities—3.0%
AES	105,234		1,394,350
AGL Resources	18,391		924,516
Ameren	37,509		1,535,618
American Electric Power	76,016		4,323,030
CenterPoint Energy	63,404		1,329,582
CMS Energy	40,488		1,373,758
Consolidated Edison	46,123		2,838,871

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Dominion Resources	89,852	6,440,591
DTE Energy	27,799	2,213,634
Duke Energy	108,838	8,442,564
Edison International	50,444	3,074,057
Entergy	28,592	2,206,731
Eversource Energy	47,757	2,328,631
Exelon	131,507	4,473,868
FirstEnergy	64,725	2,324,275
Integrys Energy Group	13,074	955,709
NextEra Energy	68,397	6,903,309
NiSource	50,286	2,183,418
NRG Energy	53,105	1,340,370
Pepco Holdings	41,023	1,065,778
PG&E	72,580	3,840,934
Pinnacle West Capital	17,561	1,074,733
PPL	101,338	3,448,532
Public Service Enterprise Group	76,999	3,198,538
SCANA	20,873	1,105,852
Sempra Energy	36,004	3,822,545
Southern	140,342	6,217,151
TECO Energy	36,163	685,289
Wisconsin Energy	34,910	1,714,779
Xcel Energy	79,523	2,696,625
		85,477,638
Total Common Stocks
(cost $1,080,837,954)		2,849,749,588

22

		Principal
Short-Term Investments—.1%		Amount ($)		Value ($)
U.S. Treasury Bills:
	0.07%, 6/4/15	1,270,000	[d]	1,269,997
	0.09%, 9/17/15	1,090,000	[d]	1,089,926
Total Short-Term Investments
	(cost $2,359,514)			2,359,923

Other Investments—1.5%		Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $42,290,169)	42,290,169	[e]	42,290,169

Investment of Cash Collateral for
	Securities Loaned—.1%
Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $4,194,501)	4,194,501	[e]	4,194,501

Total Investments (cost $1,129,682,138)		100.3%		2,898,594,181
Liabilities, Less Cash and Receivables		(.3%)		(7,318,908)
Net Assets		100.0%		2,891,275,273
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Security, or portion thereof, on loan.At April 30, 2015, the value of the fund’s securities on loan was $4,337,820
	and the value of the collateral held by the fund was $4,382,218, consisting of cash collateral of $4,194,501 and
	U.S. Government & Agency securities valued at $187,717.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Software & Services	10.5	Insurance	2.6
Pharmaceuticals,		Real Estate	2.5
Biotech & Life Sciences	9.5	Food & Staples Retailing	2.4
Energy	8.4	Semiconductors &
Capital Goods	7.3	Semiconductor Equipment	2.3
Technology Hardware & Equipment	6.8	Telecommunication Services	2.3
Banks	5.8	Transportation	2.2
Food, Beverage & Tobacco	5.2	Household & Personal Products	1.8
Diversified Financials	5.0	Consumer Services	1.7
Health Care Equipment & Services	4.9	Short-Term/Money Market Investments	1.7
Retailing	4.6	Consumer Durables & Apparel	1.4
Media	3.5	Automobiles & Components	1.1
Materials	3.2	Commercial & Professional Services	.6
Utilities	3.0		100.3

† Based on net assets.
See notes to financial statements.

24

STATEMENT OF FINANCIAL FUTURES

April 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2015	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	444	46,151,580	June 2015	563,954
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $4,337,820)—Notes 1(b):
Unaffiliated issuers	1,083,197,468	2,852,109,511
Affiliated issuers	46,484,670	46,484,670
Cash		1,854,285
Dividends and securities lending income receivable		2,634,882
Receivable for shares of Common Stock subscribed		175,999
Other Receivables		16,798
		2,903,276,145
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		1,180,746
Payable for shares of Common Stock redeemed		6,176,205
Liability for securities on loan—Note 1(b)		4,194,501
Payable for futures variation margin—Note 4		446,220
Accrued expenses		3,200
		12,000,872
Net Assets ($)		2,891,275,273
Composition of Net Assets ($):
Paid-in capital		1,072,551,567
Accumulated undistributed investment income—net		13,568,293
Accumulated net realized gain (loss) on investments		35,679,416
Accumulated net unrealized appreciation (depreciation) on
investments (including $563,954 net unrealized appreciation
on financial futures)		1,769,475,997
Net Assets ($)		2,891,275,273
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		54,980,875
Net Asset Value, offering and redemption price per share ($)		52.59
See notes to financial statements.

26

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,710 foreign taxes withheld at source):
Unaffiliated issuers	29,758,546
Affiliated issuers	20,658
Income from securities lending—Note 1(b)	77,528
Interest	594
Total Income	29,857,326
Expenses:
Management fee—Note 3(a)	3,591,474
Shareholder servicing costs—Note 3(b)	3,591,474
Directors’ fees —Note 3(a,c)	106,978
Loan commitment fees—Note 2	12,547
Interest expense—Note 2	275
Total Expenses	7,302,748
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(106,978)
Net Expenses	7,195,770
Investment Income—Net	22,661,556
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	77,378,778
Net realized gain (loss) on financial futures	3,838,583
Net Realized Gain (Loss)	81,217,361
Net unrealized appreciation (depreciation) on investments	14,478,398
Net unrealized appreciation (depreciation) on financial futures	(1,066,525)
Net Unrealized Appreciation (Depreciation)	13,411,873
Net Realized and Unrealized Gain (Loss) on Investments	94,629,234
Net Increase in Net Assets Resulting from Operations	117,290,790

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	22,661,556	43,863,099
Net realized gain (loss) on investments	81,217,361	156,114,514
Net unrealized appreciation
(depreciation) on investments	13,411,873	240,746,816
Net Increase (Decrease) in Net Assets
Resulting from Operations	117,290,790	440,724,429
Dividends to Shareholders from ($):
Investment income—net	(43,803,479)	(42,005,434)
Net realized gain on investments	(147,186,970)	(58,045,862)
Total Dividends	(190,990,449)	(100,051,296)
Capital Stock Transactions ($):
Net proceeds from shares sold	365,716,400	531,021,816
Dividends reinvested	187,893,230	98,667,522
Cost of shares redeemed	(482,705,293)	(831,692,232)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	70,904,337	(202,002,894)
Total Increase (Decrease) in Net Assets	(2,795,322)	138,670,239
Net Assets ($):
Beginning of Period	2,894,070,595	2,755,400,356
End of Period	2,891,275,273	2,894,070,595
Undistributed investment income—net	13,568,293	34,710,216
Capital Share Transactions (Shares):
Shares sold	6,933,377	10,547,420
Shares issued for dividends reinvested	3,579,559	2,027,090
Shares redeemed	(9,130,094)	(16,447,951)
Net Increase (Decrease) in Shares Outstanding	1,382,842	(3,873,441)

See notes to financial statements.

28

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

		Six Months Ended
		April 30, 2015			Year Ended October 31,
		(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period		54.00		47.94	39.13	34.90	33.62	29.45
Investment Operations:
Investment income—net[a]		.41		.77	.75	.63	.55	.49
Net realized and
unrealized gain (loss)
on investments		1.81		7.05	9.32	4.38	2.00	4.19
Total from
Investment Operations		2.22		7.82	10.07	5.01	2.55	4.68
Distributions:
Dividends from
investment income—net		(.83)		(.74)	(.71)	(.56)	(.51)	(.51)
Dividends from net realized
gain on investments		(2.80)		(1.02)	(.55)	(.22)	(.76)	—
Total Distributions		(3.63)		(1.76)	(1.26)	(.78)	(1.27)	(.51)
Net asset value,
end of period		52.59		54.00	47.94	39.13	34.90	33.62
Total Return (%)		4.13	[b]	16.71	26.56	14.67	7.61	16.02
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets		.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets		.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets		1.58	[c]	1.54	1.75	1.71	1.55	1.55
Portfolio Turnover Rate		2.04	[b]	3.56	2.92	3.20	3.38	5.45
Net Assets,
end of period
($ x 1,000)		2,891,275		2,894,071	2,755,400	2,326,901	2,230,524	2,327,872

a	Based on average shares outstanding.
b	Not annualized.
c Annualized.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to match the performance of the Standard & Poor’s ® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

30

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when

32

fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,841,433,323	—	—	2,841,433,323
Equity Securities—
Foreign
Common Stocks†	8,316,265	—	—	8,316,265
Mutual Funds	46,484,670	—	—	46,484,670
U.S. Treasury	—	2,359,923	—	2,359,923
Other Financial
Instruments:
Financial Futures††	563,954	—	—	563,954

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015, The Bank of New York Mellon earned $25,127 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

34

Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets(%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	52,285,140	181,692,080	191,687,051	42,290,169	1.5
Dreyfus
Institutional
Cash
Advantage
Fund	9,077,652	50,361,354	55,244,505	4,194,501.1
Total	61,362,792	232,053,434	246,931,556	46,484,670	1.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $45,566,567 and long-term capital gains $54,484,729.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $50,300 with a related weighted average annualized interest rate of 1.10%.

36

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the fund’s direct expenses, except management fees, Shareholder Services Plan fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund and extraordinary expenses. Dreyfus has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. During the period ended April 30, 2015, fees reimbursed by Dreyfus amounted to $106,978.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, the fund was charged $3,591,474 pursuant to the Shareholder Services Plan.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $597,862 and Shareholder Services Plan fees $597,862, which are offset against an expense reimbursement currently in effect in the amount of $14,978.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2015, amounted to $58,050,755 and $156,254,594, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counter-

38

party credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at April 30, 2015 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Equity financial futures	46,117,261

At April 30, 2015, accumulated net unrealized appreciation on investments was $1,768,912,043, consisting of $1,790,675,913 gross unrealized appreciation and $21,763,870 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”). The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share. The LBO was closed in a two-step transaction with shares being repurchased by Tribune in a tender offer in June 2007 and in a go-private merger in December 2007. In 2008, approximately one year after the LBO was concluded, Tribune filed for bankruptcy protection under Chapter 11.Thereafter, in approximately June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for coordinated pre-trial proceedings in

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange. There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case. The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

40

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit took place on November 5, 2014.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiffs’ response brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

42

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally at or below the Performance Group and Performance Universe medians by one to four basis points. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

44

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained

46

through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 47

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)